Registration No. 2-93177
                                File No. 811-4108

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


            PRE-EFFECTIVE AMENDMENT NO. __              /   /


      POST-EFFECTIVE AMENDMENT NO.    31                  / X /


and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                               / X /



      AMENDMENT NO.    27                                 / X /


                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
              (Exact Name of Registrant as Specified in Charter)
               6803 South Tucson Way, Englewood, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                           ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
    /   /  Immediately upon filing pursuant to paragraph (b)


   /     /     On     _______________,     pursuant     to
               paragraph (b)


   /   /  60 days after filing pursuant to paragraph (a)(i)

   /   /  On __________________, pursuant to paragraph (a)(i)

   /   /  75 days after filing pursuant to paragraph (a)(2)


   /   X   /   On   May   1,   1998,   pursuant   to   paragraph
               (a)(2)

               of Rule 485

                                   FORM N-1A

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                             Cross Reference Sheet


Part A of
Form N-1A
Item No.    Prospectus Heading
---------   ------------------
1           Front Cover Page
2           Overview of the Funds
3           Financial Highlights; Performance of the Funds
4              Front Cover Page; How the Funds are Managed--
               Organization and History; Investment Objectives and Policies; Investment Restrictions
5           How the Funds are Managed; Expenses; Back Cover
5A          Performance of the Funds
6           How the Funds are Managed - Organization  and History;
            The Transfer Agent; Dividends, Capital Gains and Taxes;
            Investment Objectives and Policies
8           How to Sell Shares
9           *

Part B of
Form N-1A
Item No.   Statement of Additional Information Heading
---------  -------------------------------------------
10          Cover Page
11          Cover Page
12          *
13          Investment Objectives and Policies; Other Investment
            Techniques and Strategies; Additional Investment
            Restrictions
14          How  the   Funds  are   Managed--Trustees   and   Officers   of
the         Funds
15          How the Funds are Managed-- Major Shareholders
16          How the Funds are Managed
17          Brokerage Policies of the Funds
18          Additional Information About the Funds
19          Your Investment Account - How to Buy Shares; How to
            Sell Shares
20          Dividends, Capital Gains and Taxes
21          How the Funds are Managed; Brokerage Policies of the
            Funds
22          Performance of the Funds
23          Financial Statements
--------------

* Not applicable or negative answer.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Prospectus dated May 1,  1998

OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is a diversified open-end investment company consisting of ten separate funds (collectively, the "Funds"):


OPPENHEIMER MONEY FUND ("Money Fund") seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in Money Fund is neither insured nor guaranteed by the U.S. Government. While Money Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

OPPENHEIMER HIGH INCOME FUND ("High Income Fund") seeks a high level of current income from investment in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.


OPPENHEIMER BOND FUND ("Bond Fund") primarily seeks a high level of current income . Secondarily, this Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

OPPENHEIMER STRATEGIC BOND FUND ("Strategic Bond Fund") seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. Current income is not an objective.

OPPENHEIMER AGGRESSIVE GROWTH FUND ("Aggressive Growth Fund") seeks to achieve capital appreciation by investing in "growth-type" companies. Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation Fund.


OPPENHEIMER GROWTH FUND ("Growth Fund") seeks to achieve capital appreciation by investing in securities of well-known established companies.


OPPENHEIMER SMALL CAP GROWTH FUND ("Small Cap Growth Fund") seeks capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time.

OPPENHEIMER GLOBAL SECURITIES FUND ("Global Securities Fund") seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities, but which may be considered to be speculative.




OPPENHEIMER MULTIPLE STRATEGIES FUND ("Multiple Strategies Fund") seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OPPENHEIMER GROWTH & INCOME FUND ("Growth & Income Fund") seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively, the "Accounts"). The Accounts invest in shares of one or more of the Funds in accordance with allocation instructions received from Account owners. Such allocation rights are further described in the accompanying Account Prospectus. Shares are redeemed to the extent necessary to provide benefits under an Account.


      This Prospectus explains concisely what you should know before investing in the Trust and the Funds. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Funds in the May 1, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Funds' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


            About the Funds
            Overview of the Funds
            Financial Highlights
            Investment Objectives and Policies
            How the Funds are Managed
            Performance of the Funds

            About Your Account
            How to Buy Shares
            How to Sell Shares
            Dividends, Capital Gains and Taxes
            Appendix A: Description of Terms
            Appendix B: Description of Securities Ratings

ABOUT THE FUNDS

Overview of the Funds

      Some of the important facts about the Funds are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing. Keep the Prospectus for reference after you invest.

      o  What Are the Funds' Investment Objectives?


Money Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. High Income Fund's investment objective is to seek a high level of current income from investment in high yield fixed-income securities. Bond Fund's investment objective is to seek a high level of current income . As a secondary investment objective, Bond Fund seeks capital growth when consistent with its primary objective. Bond Fund invests mainly in investment grade debt securities. Strategic Bond Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. Aggressive Growth Fund's investment objective is to achieve capital appreciation by investing in "growth-type" companies. Growth Fund's investment objective is to seek to achieve capital appreciation by investing in securities of well-known established companies. Small Cap Growth Fund's investment objective is to seek capital appreciation from investments in growth-type companies with market capitalization less than $1 billion. Global Securities Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Multiple Strategies Fund's investment objective is to seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities. Growth & Income Fund's investment objective is to seek a total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

      o What Do the Funds Invest In? To seek their respective investment objectives, the Funds invest as follows. Money Fund primarily invests in "money market" securities. High Income Fund primarily invests in high yield fixed-income securities, including unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds." Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities. Strategic Bond Fund primarily invests in foreign government and corporate debt securities, U.S. Government securities, lower-rated high yield domestic debt securities, commonly known as "junk bonds." These investments are more fully explained for each Fund in "Investment Objectives and Policies," starting on page ___. Aggressive Growth Fund primarily invests in "growth-type" companies. Growth Fund primarily invests in securities of well-known established companies. Small Cap Growth Fund primarily invests in securities of "growth-type" companies with market capitalization less than $1 billion. Global Securities Fund primarily invests in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations. Multiple Strategies Fund primarily invests in common stocks and other equity securities, bonds and other debt securities, and "money market" securities. Growth & Income Fund invests primarily in equity and debt securities and focuses from time to time on small to medium capitalization companies.

     o Who Manages the Funds? The Funds' investment adviser is OppenheimerFunds, Inc. (the "Manager"), which (including subsidiaries) advises investment company portfolios having over $__ billion in assets as of March 31, 1998. Each Fund's portfolio manager is primarily responsible for the selection of securities of that Fund. The portfolio managers are as follows: Money Fund, Dorothy Warmack; High Income , Thomas P. Reedy;

Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by Richard Rubinstein for Multiple Strategies Fund and by Arthur Steinmetz for Strategic Bond Fund);

Aggressive Growth Fund, Paul LaRocco;
Growth Fund, Jane Putnam;
Small Cap Growth Fund, Jay W. Tracey III and Alan Gilston;
Global Securities Fund, William Wilby; and
Growth & Income Fund, Robert J. Milnamow and Michael S. Levine.


The Manager is paid an advisory fee by each Fund, based on its assets. The Trust's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How The Funds Are Managed," starting on page ____ for more information about the Manager and its fees.


      o How Risky Are The Funds? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer, can affect the value of the Funds' investments and their price per share. Equity investments are generally subject to a number of risks including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers, and stocks which are small to medium size in capitalization may fluctuate more than large capitalization stocks. For both equity and income investments, foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to domestic investments. In comparing levels of risk among the funds that invest to some degree in equities, Growth Fund is most conservative, followed by Multiple Strategies Fund, Growth & Income Fund, Aggressive Growth Fund, Small Cap Growth Fund and Global Securities Fund. Fixed-income investments are generally subject to the risk that values will fluctuate with interest rates and inflation, with lower-rated fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. In comparing levels of risk among the fixed-income funds, Bond Fund is most conservative, followed by Strategic Bond Fund and High Income Fund. Money Fund is the most conservative of all ten Funds in that Money Fund intends to maintain a stable net asset value, although there is no assurance that it will be able to do so.

      o How Can I Buy , Sell or Exchange Shares? Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts. Account owners should refer to the accompanying Account Prospectus on how to buy , sell or exchange shares of the Funds.


     o How Have the Funds Performed? Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund measure their performance by quoting their yields. All of the Funds with the exception of Money Fund may measure their performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The performance of all the Funds except Money Fund can also be compared to broad market indices, which we have done starting on page ___. Please remember that past performance does not guarantee future results.

Financial Highlights



      The tables on the following pages present selected financial information, including per share data and expense ratios and other data about the Funds, and are based on each Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Funds' independent auditors, whose report on the Funds' financial statements for the fiscal year ended December 31, 1996 1997, is included in the Statement of Additional Information. Shares of Small Cap Growth Fund was not offered during the fiscal year ended December 31, 1997; accordingly no financial information for that Fund is set forth below.

Investment Objectives and Policies. Each Fund's investment objective and policies are set forth below. Since market risks are inherent in all securities to varying degrees, there can be no assurance that a Fund will meet its investment objectives.


Investment Objective and Policies - Money Fund. The objective of Money Fund is to seek the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The
Securities and Exchange Commission ("SEC") Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "Investment Company Act") places restrictions on a money market fund's investments. Under Rule 2a-7, Money Fund may purchase only "Eligible Securities," as defined below, that the Manager, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization, or (b) an unrated security that is judged by the Manager to be of comparable quality to investments that are "Eligible Securities" rated by Rating Organizations. Rule 2a-7 permits Money Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. Under Rule 2a-7, Money Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities."


      In addition to the overall 5% limit on Second Tier Securities, Money Fund may not invest (i) more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
(ii) more than 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. Under the current provisions of Rule 2a-7, the Trust's Board must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating Organization. Additionally, under Rule 2a-7, Money Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Trust's Board has adopted procedures under Rule 2a-7 pursuant to which the Board has delegated to the Manager the responsibility of conforming Money Fund's investments with the requirements of Rule 2a-7 and those Procedures.

      Ratings at the time of purchase will determine whether securities may be acquired under the above restrictions. The rating restrictions described in this Prospectus do not apply to banks in which the Trust's cash is kept. Subsequent downgrades in ratings may require reassessment of the credit risk presented by a security and may require its sale. See "Investment Objectives and Policies -- Money Fund" in the Statement of Additional Information for further details.

      The Trust intends to exercise due care in the selection of portfolio securities. However, a risk may exist that the issuers of Money Fund's portfolio securities may not be able to meet their duties and obligations on interest or principal payments at the time called for by the instrument. There is also the risk that because of a redemption demand greater than anticipated by the Manager, some of Money Fund's portfolio may have to be liquidated prior to maturity at a loss. Any of these risks, if encountered, could cause a reduction in the net asset value of Money Fund's shares.

      The types of instruments that will form the major part of Money Fund's investments are certificates of deposit, bankers' acceptances, commercial paper, U.S. Treasury bills, securities of U.S. Government agencies or instrumentalities and other debt instruments (including bonds) issued by corporations, including variable and floating rate instruments, and variable rate master demand notes. Some of such instruments may be supported by letters of credit or may be subject to repurchase transactions (described below). Except as described below, Money Fund will purchase certificates of deposit or bankers' acceptances only if issued or guaranteed by a domestic bank subject to regulation by the U.S. Government or by a foreign bank having total assets at least equal to U.S. $1 billion. Money Fund may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund, or (ii) subject to repurchase agreements (explained below), if the collateral for the agreement complies with Rule 2a-7. In addition, the Fund may also invest in securities other than those described above that meet with the requirements of Rule 2a-7. For further information, see "Foreign Securities" and "Other Investment Restrictions" below. See Appendix A below and "Investment Objectives and Policies" in the Statement of Additional Information for further information on the investments which Money Fund may make. See Appendix B below for a description of the rating categories of the Rating Organizations.

Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund.


High Income Fund. The objective of High Income Fund is to earn a high level of current income by investing primarily in a diversified portfolio of high yield, fixed-income securities (including long-term debt and preferred stock issues, including convertible securities) believed by the Manager not to involve undue risk. High Income Fund's investment policy is to assume certain risks (discussed below) in seeking high yield, which is ordinarily associated with high risk securities, commonly known as "junk bonds," in the lower rating categories of the established securities ratings services (i.e., securities rated "Baa" or lower by Moody's Investors Services, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("Standard & Poor's")), and unrated securities. The investments in which High Income Fund will invest principally will be in the lower rating categories; it may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Appendix B of this Prospectus describes these rating categories.

      High Income Fund is not obligated to dispose of securities whose issuers subsequently are in default or if the rating is subsequently downgraded. High Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Manager, yields and risks comparable to rated securities. Risks of high yield securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of High Income Fund's total assets as of December 31, 1996 (the amounts shown are dollar-weighted average values; securities rated by any rating organization are included in the equivalent Standard & Poor's rating category):
AAA, ____%; AA, ___%; A, ____%;  BBB, ____%;  BB, ____%; B, ____%;  CCC, _____%;
CC, ____%; C, ____%. Unrated fixed income securities represented ___% of the Fund's total assets. The Manager will not rely principally on the rating assigned by rating services. The Manager's analysis may include consideration of the financial strength of the issuer, including its historic and current financial condition, the trading activity in its securities, present and anticipated cash flow, estimated current value of assets in relation to historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of the issuer and the issuer's continuing ability to meet its future obligations. The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.

Bond Fund. Bond Fund's primary objective is to earn a high level of current income by investing primarily in debt securities. As a secondary objective, Bond Fund seeks capital growth when consistent with its primary objective. As a matter of non-fundamental policy, Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities, U.S. Government securities and money market instruments. Investment grade debt securities are those rated in one of the four highest categories by Standard & Poor's, Moody's, Fitch's or other Rating Organizations or if unrated, determined by the Manager to be of comparable quality. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. A description of these rating categories is included as Appendix B to this Prospectus. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade or, if unrated, judged by the Manager to be of comparable quality to such lower-rated securities. Lower-grade securities include securities rated BB, B, CCC, CC and D by Standard & Poor's or Ba, B, Caa, Ca and C by Moody's. Lower-grade securities (commonly known as "junk bonds") are considered speculative and involve greater risk which are explained under "Risk Factors" below.


Strategic Bond Fund. The investment objective of Strategic Bond Fund is to seek a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities. Although the premiums received by Strategic Bond Fund from writing covered calls are a form of capital gain, the Fund generally will not make investments in securities with the objective of seeking capital appreciation.

      The Fund intends to invest principally in: (i) lower-rated high yield domestic debt securities; (ii) U.S. Government securities, and (iii) foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may from time to time invest up to 100% of its total assets in any one sector if, in the judgment of the Manager, the Fund has the opportunity of seeking a high level of current income without undue risk to principal. Distributable income will fluctuate as the Fund assets are shifted among the three sectors.


      |X| High Yield Securities. Strategic Bond Fund and High Income Fund may invest without limitation (and other Funds may invest to a limited extent) in securities in the lower rating categories of the established rating services, commonly known as "junk bonds." Such securities are rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's. These Funds may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Risks of lower-rated, high yield, high risk securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of Strategic Bond Fund's total assets as of December 31, 1997 (the amounts shown are dollar-weighted average values; securities rated by any rating organization are included in the equivalent Standard & Poor's rating category): AAA, ___%; AA, ____%; A, ___; BBB, ____%; BB, ____%; B, ____%; CCC, ___%; CC, ____%; C, ____%. Unrated fixed income securities represented ____% of the Fund's total assets. The Manager will not rely principally on the ratings assigned by rating services. These Funds are not obligated to dispose of securities whose issuers subsequently are in default or if the rating of such securities is reduced. Appendix B of this Prospectus describes these rating categories. These Funds may also invest in unrated securities which, in the opinion of the Manager, offer yields and risks comparable to those of securities which are rated.


Other Fixed-Income Strategies and Techniques. High Income Fund, Bond Fund and Strategic Bond Fund (collectively, the "Income Funds") can also use the investment techniques and strategies described below. The Statement of Additional Information contains more information about these practices.

      |X| International Securities. The Income Funds may invest in foreign government and foreign corporate debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. These investments may include (i) U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity, (ii) debt obligations such as bonds (including sinking fund and callable bonds), (iii) debentures and notes (including variable rate and floating rate instruments), and (iv) preferred stocks and zero coupon securities. Further information about investments in foreign securities and special risks of "emerging markets" is set forth below under "Other Investment Techniques and Strategies - Foreign Securities," and "Special Risks of 'Emerging Markets'."


      |X| U.S. Government Securities. U.S. Government securities are debt obligations issued by or guaranteed by the United States Government or one of its agencies or instrumentalities. Although U.S. Government securities are considered among the most creditworthy of fixed-income investments and their yields are generally lower than the yields available from corporate debt securities, the values of U.S. Government securities (and of fixed-income securities generally) will vary inversely to changes in prevailing interest rates. To compensate for the lower yields available on U.S. Government securities, the Income Funds may attempt to augment these yields by writing covered call options against them. See "Hedging," below. Certain of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government Securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities may include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). U.S. Government Securities in which the Funds may invest include zero coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.


      Zero coupon Treasury securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or
(ii) certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Because the Fund accrues taxable income from these securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay cash dividends or to meet redemptions. The Income Funds may invest up to 50% of their total assets at the time of purchase in zero coupon securities issued by either corporations or the U.S. Treasury.

     |X| Domestic Securities. The Income Funds' investments in domestic securities may include preferred stocks, participation interests and zero coupon securities. Domestic investments include fixed- income securities and dividend-paying common stocks issued by domestic corporations in any industry which may be denominated in U.S. dollars or non-U.S. currencies.

      The Income Funds' investments may include securities which represent participation interests in loans made to corporations (see "Participation Interests," below) and in pools of residential mortgage loans which may be guaranteed by agencies or instrumentalities of the U.S. Government (e.g. Ginnie Maes, Freddie Macs and Fannie Maes), including collateralized mortgage-backed obligations ("CMOs"), or which may not be guaranteed. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at lower rates than the original investment, thus reducing the yield of the Fund. CMOs in which the Fund may invest are securities issued by a U.S. Government instrumentality or private corporation that are collateralized by a portfolio of mortgages or mortgage-backed securities which may or may not be guaranteed by the U.S. Government. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

      The Income Funds may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If any Fund holds illiquid stripped securities, the amount it can hold will be subject to its investment policy limiting investments in illiquid securities to 15% of that Fund's assets.

      The Income Funds may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Funds may invest. The Funds' obligation under the forward roll must be covered by segregated liquid assets. The main risk of this investment strategy is risk of default by the counterparty.

      The Income Funds may also invest in asset-backed securities, which are securities that represent fractional undivided interests in pools of consumer loans and trade receivables, similar in structure to the mortgage-backed securities in which the Fund may invest, described above.
 Payments of principal
and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.


Risk Factors. The high yield, lower rated securities in which High Income Fund , Strategic Bond Fund principally invest and in which Bond Fund may invest up to 35% of its total assets are considered speculative and involve greater risk than lower yielding, higher rated fixed-income securities, while providing higher yields than such securities. Lower rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Other risks may involve the default of the issuer or price changes in the issuer's securities due to changes in the issuer's financial strength or economic conditions. Issuers of lower rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities. During an economic downturn, lower rated securities might decline in value more than investment grade securities. These Funds are not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. These risks are discussed in more detail in the Statement of Additional Information.

Investment Objectives and Policies - Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund, Global Securities Fund, Multiple Strategies Fund and Growth & Income Fund .

Aggressive Growth Fund. In seeking its objective of capital appreciation, Aggressive Growth Fund will emphasize investments in securities of "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets, and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. "Growth-type" companies may also include companies developing applications for recent scientific advances. Aggressive Growth Fund may also invest in cyclical industries and in "special situations" that the Manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the Manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.

There is a risk that the price of the security may be expected to decline if the anticipated development fails to occur.


Growth Fund. In seeking its objective of capital appreciation, Growth Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of Growth Fund's portfolio securities. Small Cap Growth Fund. Small Cap Growth Fund seeks capital appreciation as its investment objective. Current income is not an objective. In seeking its objective, Small Cap Growth Fund will emphasize investment in securities considered by the Manager to have appreciation possibilities. Such securities may either be listed on securities exchanges or traded in the over-the-counter markets in both the United States and foreign countries. Small Cap Growth Fund expects a substantial portion of its assets to be invested in over-the-counter securities.

Small Cap Growth Fund emphasizes investment in securities of growth-type issuers, including emerging growth companies, described below, with market capitalization less than $1 billion. Small Cap Growth Fund may continue to hold investments in issuers whose market capitalization grows in excess of $1 billion, and may from time to time invest in companies with market capitalization in excess of $1 billion. Small Cap Growth Fund invests primarily in common stocks or securities having investment characteristics of common stocks (for example, securities convertible into common stocks).

Global Securities Fund. The objective of Global Securities Fund is to seek long-term capital appreciation. Current income is not an objective. In seeking its objective, the Fund will invest a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the Manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries (e.g. base metals, paper and chemicals) and special investment situations which are considered to have appreciation possibilities (e.g., private placements of start-up companies). The Fund may invest without limit in "foreign securities" (as defined below in "Other Investment Techniques and Strategies - Foreign Securities") and thus the relative amount of such investments will change from time to time. It is currently anticipated that Global Securities Fund may invest as much as 80% or more of its total assets in foreign securities. See "Other Investment Techniques and Strategies - Foreign Securities," below, for further discussion as to the possible rewards and risks of investing in foreign securities and as to additional diversification requirements for the Fund's foreign investments.


Multiple Strategies Fund. The objective of Multiple Strategies Fund is to seek a high total investment return, which includes current income as well as capital appreciation in the value of its shares. In seeking that objective, Multiple Strategies Fund may invest in equity securities (including common stocks, preferred stocks, convertible securities and warrants), debt securities (including bonds, high yield securities, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. Government obligations, described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which the Money Fund may invest).

      The composition of Multiple Strategies Fund's portfolio among the different types of permitted investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of securities. Accordingly, there is neither a minimum nor a maximum percentage of Multiple Strategies Fund's assets that may, at any given time, be invested in any of the types of investments identified above. In the event future economic or financial conditions adversely affect securities, it is expected that Multiple Strategies Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents. Growth & Income Fund. The objective of Growth & Income Fund is to seek a high total return, which includes growth in the value of its shares as well as current income from equity and debt securities. In seeking that objective, Growth & Income Fund may invest in equity and debt securities. Its equity investments will include common stocks, preferred stocks, convertible securities and warrants. Its debt securities will include bonds, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. government obligations (described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which the Money Fund may invest). From time to time Growth & Income Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

      The composition of Growth & Income Fund's portfolio among equity and fixed-income investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. Accordingly, there is neither a minimum nor a maximum percentage of Growth & Income Fund's assets that may, at any given time, be invested in either type of investment. In the event future economic or financial conditions adversely affect equity securities, it is expected that Growth & Income Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

      o Can the Funds' Investment Objectives and Policies Change? The Funds have investment objectives, described above, as well as investment policies each follows to try to achieve its objectives. Additionally, the Funds use certain investment techniques and strategies in carrying out those investment policies. The Funds' investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." Each Fund's investment objectives are fundamental policies.

      The Trust's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information).

Other Investment Techniques and Strategies. Some of the Funds can also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.


      o Borrowing for Leverage.  From time to time,  the Funds (other than Money
Fund) may borrow money from banks to buy securities. The Funds will borrow only if they can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject a Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that a Fund's net asset value per share will fluctuate more than funds that don't borrow, since a Fund pays interest on borrowings and interest expense affects a Fund's share price and yield. Borrowing for Leverage is subject to regulatory limits described in more detail in "Borrowing" in the Statement of Additional Information. The Funds may also borrow in order to facilitate redemptions. As a matter of fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.



o Investments In Small, Unseasoned Companies. Money Fund, Aggressive Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Growth Fund, Global Securities Fund, Small Cap Growth Fund and Strategic Bond Fund may each invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, counting the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. It is not currently intended that investments in securities of companies (including predecessors) that have operated less than three years will exceed 5% of the net assets of either Growth Fund or Multiple Strategies Fund. Small Cap Growth Fund intends to invest no more than 20% of its total assets in securities of small, unseasoned issuers. Money Fund, Aggressive Growth Fund, Growth & Income Fund, Global Securities Fund and Strategic Bond Fund are not subject to this restriction.


     o Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund and Multiple Strategies Fund and Growth & Income Fund may acquire participation interests in U.S. dollar-denominated loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan, and are acquired from the banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of a Fund's net assets can be invested in participation interests of the same borrower. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's "D" by Standard & Poor's or "D" by Fitch, but may be deemed acceptable credit risks. Participation interests are subject to each Fund's limitations on investments in illiquid securities. See "Illiquid and Restricted Securities" below.

     o Foreign Securities. Each Fund may purchase "foreign securities" that is, securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, and each Fund other than Money Fund may purchase securities issued by U.S. corporations denominated in non-U.S. currencies. Money Fund may invest in certain dollar-denominated foreign securities which are "Eligible Securities" as described above. Securities of foreign issuers that are represented by American Depository Receipts ("ADRs"), or that are listed on a U.S. securities exchange or are traded in the United States over-the-counter markets are not considered "foreign securities" for this purpose because they are not subject to many of the special considerations and risks (discussed below and in the Statement of Additional Information) that apply to foreign securities traded and held abroad. Each Fund may also invest in debt obligations issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, subject to the investment policies described above. Foreign securities which the Funds may purchase may be denominated in U.S. dollars or in non-U.S. currencies. The Funds may convert U.S. dollars into foreign currency, but only to effect securities transactions and not to hold such currency as an investment, other than in hedging transactions (see "Hedging" below).

     It is currently intended that each Fund (other than Global Securities Fund, Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund) will invest no more than 25% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Multiple Strategies Fund will invest no more than 35% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Global Securities Fund, Growth & Income Fund and Strategic Bond Fund have no restrictions on the amount of their assets that may be invested in foreign securities. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.


      The Funds intend to comply with the foreign country diversification guidelines of Section 10506 of the California Insurance Code, as follows:
Whenever a Fund's investment in foreign securities exceeds 25% of its net assets, it will invest its assets in securities of issuers located in a minimum of two different foreign countries; this minimum is increased to three foreign countries if foreign investments comprise 40% or more of a Fund's net assets, to four if 60% or more and to five if 80% or more. In addition, no such Fund will have more than 20% of its net assets invested in securities of issuers located in any one foreign country; that limit is increased to 35% for Australia, Canada, France, Japan, the United Kingdom or Germany.

      The percentage of each Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of their financial markets, the interest rate climate of such countries, and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each such Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions and subject to the above diversification requirements, those of a single country. In summary, foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities investing may include foreign withholding taxation, changes in currency rates or currency blockage, currency exchange costs, difficulty in obtaining and enforcing judgments against foreign issuers, relatively greater brokerage and custodial costs, risk of expropriation or nationalization of assets, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards. See "Investment Objectives and Policies - Foreign Securities" in the Statement of Additional Information for further details.


      o Special Risks of "Emerging Markets". Investments in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing economies) involve more risks than foreign securities of more developed countries. Emerging markets may have extended settlement periods for securities transactions so that a Fund might not receive the repayment of principal or income on its investments on a timely basis, which could affect its net asset value. There may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile. Government limitations on foreign investments may be more likely to be imposed than in more developed countries. Emerging markets may respond in a more volatile manner to economic changes than those of more developed countries.


      o Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are options to purchase securities, normally granted to current holders by the issuer. Each of the Funds (except Money Fund) may invest up to 5% of its total assets in warrants and rights. That 5% does not apply to warrants and rights that have been acquired as part of units with other securities or that were attached to other securities. For further details about these investments, see "Warrants and Rights" in the Statement of Additional Information.


     o Repurchase Agreements. Each Fund may acquire securities that are subject to repurchase agreements to generate income while providing liquidity. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (10% of net assets for Money Fund) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements of seven days or less.


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Board of Trustees, the Manager determines the liquidity of certain of a Fund's investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on resale or cannot be sold publicly until it is registered under the Securities Act of 1933. No Fund will invest more than 15% of its net assets in illiquid or restricted securities (for Money Fund, the limit is 10%); no Fund presently intends to invest more than 10% of its net assets in illiquid or restricted securities. This policy applies to participation interests, bank time deposits, master demand notes and repurchase transactions maturing in more than seven days, over-the-counter ("OTC") options held by any Fund and that portion of assets used to cover such OTC options; it does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holding of illiquid and securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

      o Loans of Portfolio Securities. To attempt to increase its income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. Each Fund must receive collateral for such loans. These loans are limited to 25% of a Fund's net assets and are subject to other conditions described in the Statement of Additional Information. The value of securities loaned, if any, is not expected to exceed 5% of the value of a Fund's total assets.

      o "When-Issued" or Delayed Delivery Transactions. Each Fund (except Small Cap Growth Fund) may purchase securities on a "when-issued" basis and may purchase or sell securities on a
"delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Fund if the value of the security changes prior to the settlement date.

      o Hedging. As described below, the Funds (other than Money Fund) may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock or bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes, and have limits on the use of them, described below. The hedging instruments the Funds may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information. None of the discussion in this section concerning Hedging Instruments applies to Money Fund, which may not use Hedging Instruments.


      The Funds may buy and sell options, futures and forward contracts for a number of purposes. They may do so to try to manage their exposure to the possibility that the prices of their portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. High Income Fund, Bond Fund, Multiple Strategies Fund, Growth & Income Fund, Small Cap Growth Fund and Strategic Bond Fund may do so to try to manage their exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Funds' portfolios against price fluctuations.


      Other hedging strategies, such as buying futures and call options, tend to increase the Funds' exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on Funds' foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Funds own, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Funds for liquidity purposes or to raise cash to distribute to shareholders.


      o Futures. Global Securities Fund, Small Cap Growth Fund, Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund , Strategic Bond Fund, Bond Fund and High Income Fund may buy and sell futures contracts that relate to broadly-based securities indices (these are referred to as Stock Index Futures and Bond Index Futures) or to interest rates (these are referred to as Interest Rate Futures). In addition, the Income Funds may buy and sell futures contracts that relate to commodities (these are referred to as Commodity Futures).

      o Put and Call Options. The Funds may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by a Fund will not exceed 5% of the Fund's total assets.


If a Fund sells (that is, writes) a call option, it must be "covered." That means that the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Funds must segregate liquid assets to enable it to satisfy its obligations if the call is exercised Fund.. Up to 100% of a Fund's total assets may be subject to calls.

      The Funds may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Funds will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.


      o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Funds (other than Money Fund) use them to "lock-in" the U.S. dollar price of a security denominated in a foreign currency that a Fund has bought or sold, or to protect against losses from changes in the relative values of the U.S. dollar and a foreign currency. Such Funds may also use "cross hedging," where a Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      o Interest Rate Swaps. Strategic Bond Fund, High Income Fund, Bond Fund and Growth & Income Fund can also enter into interest rate swap transactions. In an interest rate swap, a Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. A Fund enters into swaps only on securities it owns. Each of these Funds may not enter into swaps with respect to more than 25% of its total assets. Also, each Fund will segregate liquid assets of any type, including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce that Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Funds. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on a security that has increased in value, that Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, each Fund limits its exposure to the amount of its assets denominated in the foreign currency. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Funds could be obligated to pay more under their swap agreements than they receive under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.


      |X| Derivative Investments. Each Fund (other than Money Fund) can invest in a number of different kinds of "derivative investments." The Funds (other than Money Fund) may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income and principal value. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts (please refer to "Hedging").


      One risk of investing in derivative investments is that the company issuing the instrument might not pay the amount due on the maturity of the instrument. There is also the risk that the underlying investment or security on which the derivative is based, and the derivative itself may not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks can mean that a Fund will realize less income than expected from its investments, or that it can lose part of the value of its investments, which will affect that Fund's share price. Certain derivative investments held by the Funds may trade in the over-the-counter markets and may be illiquid. If that is the case, the Funds' investment in them will be limited, as discussed in "Illiquid and Restricted Securities."

     The Funds (other than Money Fund) may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Another derivative investment such Funds may invest in are currency-indexed securities. These are typically short-term or intermediate-term debt securities. Their value at maturity or the interest rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.

      Other derivative investments the Funds (other than Money Fund) may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock is not as high as was expected).

      o Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Funds may engage frequently in short-term trading to try to achieve their objectives.

High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs for Aggressive Growth Fund, Growth

Fund, Multiple Strategies Fund, Growth &

Income Fund and Global Securities Fund and to a lesser extent, higher transaction costs for Money Fund, Bond Fund, Strategic Bond Fund and High Income Fund. The "Financial Highlights," above show the portfolio turnover for the past fiscal years for each Fund other than Small Cap Growth Fund, which is not expected to have portfolio turnover in excess of 100% each year.


Other Investment Restrictions

      Each of the Funds has certain investment restrictions which, together with its investment objective, are fundamental policies. Under some of those restrictions, the Funds cannot:

      o with respect to 75% of its total assets, invest in securities (except those of the U.S. Government or its agencies or instrumentalities) of any issuer if immediately thereafter, either (a) more than 5% of that Fund's total assets would be invested in securities of that issuer, or (b) that Fund would then own more than 10% of that issuer's voting securities or 10% in principal amount of the outstanding debt securities of that issuer (the latter limitation on debt securities does not apply to Strategic Bond Fund);

      o lend money except in connection with the acquisition of debt securities which a Fund's investment policies and restrictions permit it to purchase; the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities");


      o concentrate investments in any particular industry, other than securities of the U.S. Government or its agencies or instrumentalities [Money Fund, Bond Fund and High Income Fund, only];

therefore these Funds will not purchase the securities of issuers primarily engaged in the same industry if more than 25% of the total value of that Fund's assets would (in the absence of special circumstances) consist of securities of companies in a single industry; however, there is no limitation as to concentration of investments by Money Fund in obligations issued by domestic banks, foreign branches of domestic banks (if guaranteed by the domestic parent), savings and loan associations or in obligations issued by the federal government and its agencies and instrumentalities.



      None of the percentage limitations and restrictions described above and in the Statement of Additional Information is a fundamental policy unless accompanied by an express statement that the limitation or restriction is a fundamental policy.


      Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment, and a Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Money Fund has separately undertaken to exclude savings and loan associations from the exception to the concentration limitation set forth under the fourth investment restriction listed above. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

      The Trustees of the Trust are required to monitor events to identify any irreconcilable conflicts which may arise between the variable life insurance policies and variable annuity contracts that invest in the Funds. Should any conflict arise which ultimately requires that any substantial amount of assets be withdrawn from any Fund, its operating expenses could increase.

How the Funds are Managed


Organization and History. The Trust was organized in 1984 as a Massachusetts business trust. The Trust is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest. It consists of ten separate Funds - Money Fund, Bond Fund and Growth Fund, all organized in 1984, High Income Fund, Aggressive Growth Fund and Multiple Strategies Fund, all organized in 1986, Global Securities Fund, organized in 1990, Strategic Bond Fund, organized in 1993 , Growth & Income Fund, organized in 1995, and Small Cap Growth Fund, organized in 1998.


      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review performance, and review the actions of the Manager. "Trustees and Officers of the Trust" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Trust. Although the Trust will normally not hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.


      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of any or all of the Funds into two or more classes. The Board has done so, and the Fund currently has two classes of shares, one without designation and Class 2. Each class of a Fund invests in the same investment portfolio. Each class of a Fund has its own dividends and distributions and pays certain expenses which may be different for each class. Each class of a Fund may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class of a Fund vote as a class on matters that affect that class alone. Shares are freely transferrable. Further information on how shares are voted is set forth in the Statement of Additional Information under "How the Fund is Managed."

The Manager and Its Affiliates. All Funds are managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Funds' investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under Investment Advisory Agreements for each Fund which state the responsibilities of the Manager. The Investment Advisory Agreements set forth the fees paid by each Fund to the Manager, and describes the expenses that each Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $___ billion as of March 31, 1998, held in more than
3.5 million shareholder accounts.

The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.


      The management services provided to the Funds by the Manager and ORAMI, and the services provided by the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event.


      o  Portfolio Managers


The  Portfolio  Manager of the Money Fund is  Dorothy  G.  Warmack.  On May 1,
1996, she became the person principally responsible for the day-to-day management of that Fund's portfolio. During the past five years, she has served as an officer of other Oppenheimer funds.

The Portfolio Manager of High Income Fund is Thomas P. Reedy. He is the person principally responsible for the day-to-day management of the High Income Fund since January 1, 1998. During the past five years Mr. Reedy has served as a portfolio manager and officer of other Oppenheimer funds and formerly served as a Securities Analyst for the Manager.

The Portfolio Manager of Bond Fund, Multiple Strategies Fund and Strategic Bond Fund is David P. Negri, joined by Richard H. Rubinstein for Multiple Strategies Fund and by Arthur P. Steinmetz for Strategic Bond Fund. They are the persons principally responsible for the day-to-day management of those Funds since July 1989, January 1990, July 1989 (April 1991 for Mr. Rubinstein) and May 1993, respectively. During the past five years, Messrs. Steinmetz, Rubinstein and Negri have also served as officers of other Oppenheimer funds.

The Portfolio Manager of Aggressive Growth Fund is Paul LaRocco. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since January 1994. During the past five years, he has also served as an Associate Portfolio Manager for other Oppenheimer funds and formerly served as a securities analyst with Columbus Circle Investors, prior to which he was an investment analyst for Chicago Title & Trust Co.

The Portfolio Manager of Growth Fund is Jane Putnam. She has been the person principally responsible for the day-to-day management of that Fund's portfolio since May 1994. During the past five years, Ms. Putnam has also served as an Associate Portfolio Manager for other Oppenheimer funds and formerly served as a portfolio manager and equity research analyst for Chemical Bank.

The Portfolio Managers of Small Cap Growth Fund are Jay W. Tracey III and Alan Gilston. They are the persons principally responsible for the day-to-day management of the that Fund's portfolio since May 1, 1998, and have served as portfolio managers and officers of another Oppenheimer fund. During the past five years Mr. Tracey formerly served as a Managing Director of Buckingham Capital Management, prior to which he was a portfolio manager and Vice President of other Oppenheimer funds and a Vice President of the Manager. During the past five years Mr. Gilston has served as a Vice President and portfolio manager for Schroeder Capital Management International, Inc.


The Portfolio Manager of Global Securities Fund is William Wilby. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since December, 1995. During the past five years, Mr. Wilby has also served as an officer and portfolio manager for other Oppenheimer funds, prior to which he was an international investment strategist at Brown Brothers Harriman & Co., and a Managing Director and Portfolio Manager at AIG Global Investors.


The Portfolio Manager of Growth & Income Fund is Robert J. Milnamow and the Associate Portfolio Manager of that Fund is Michael S. Levine. Mr. Milnamow has been the person principally responsible for the day-to-day management of that Fund since November, 1995. He is an officer of other Oppenheimer funds. During the past five years, Mr. Milnamow was a portfolio manager with Phoenix Securities Group, and Mr. Levine was a portfolio manager and research associate for Amos Securities, Inc., before which he was an analyst for Shearson Lehman Hutton, Inc.


Messrs. LaRocco, Negri , Milnamow, Reedy, Tracey, Gilston and Ms. Putnam and Ms. Warmack are
Vice  Presidents of the Manager,  Mr. Levine is an Assistant Vice President of

the Manager, and Messrs.
Rubinstein, Steinmetz and Wilby are Senior Vice Presidents of the Manager. Each of the Portfolio Managers named above is also a Vice President of the Trust.


      o Fees and Expenses. The monthly management fee payable to the Manager is computed separately on the net assets of each Fund as of the close of business each day. The management fee rates are as follows: (i) for Money Fund: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets over $1.5 billion; (ii) for Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global
Securities Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million; and
(iii) for High Income Fund, Bond Fund and Strategic Bond Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets over $1 billion.

      During the fiscal year ended December 31, 1997, the management fee (computed on an annualized basis as a percentage of the net assets of all the Funds as of the close of business each day) and the total operating expenses as a percentage of average net assets of each Fund then in existence were as follows:





                                                  Total
                                  Management      Operating
                                  Fees            Expenses(1)
------------------------------------------------------------------------------

Money Fund                         0.44%        0.48%
-------------------------------------------------------------------------------
High Income Fund                   0.75%         0.82%

--------------------------------------------------------------------------
 Bond Fund                         0.73%         0.78%




Strategic Bond Fund               0.75%          0.83%
-------------------------------------------------------------------------------
Aggressive Growth Fund            0.71%           0.73%
-------------------------------------------------------------------------------
Growth Fund                       0.73%           0.75%
-------------------------------------------------------------------------------
Global Securities Fund            0.70%           0.76%
-------------------------------------------------------------------------------
Multiple Strategies Fund          0.72%           0.75%
-------------------------------------------------------------------------------
Growth & Income Fund              0.75%           0.83%


--------------------

(1) This table does not reflect expenses that apply at the separate account level or to related insurance products, or the fees or expenses of Small Cap Growth Fund, which had not yet commenced operations.

     The Funds pay expenses related to their daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Funds' assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreements is contained in the Statement of Additional Information.

     There is also information about the Funds' brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Funds' portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreements to consider whether brokers have sold shares of the Funds or any other funds for which the Manager serves as investment adviser.

     o The Distributor. Each Fund's Class 2 shares are sold to insurance company separate account sponsors and their affiliates that have a participation agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.


     o  Shareholder   Inquiries.   Inquiries  by   policyowners   for  Account
information are to be directed to the insurance company issuing the Account at the address or telephone number shown in the accompanying Account Prospectus.

Performance of the Funds
Explanation of Performance Terminology. Money Fund uses the term "yield" to illustrate its performance. High Income Fund, Bond Fund and Strategic Bond Fund use the terms "yield," "total return," and "average annual total return" to illustrate performance. All the Funds, except Money Fund, use the terms "average annual total return" and "total return" to illustrate their performance. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below.

     It is important to understand that the Funds' total returns and yields represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Funds' performance. Each Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio and expenses.

     o Yields. Money Fund's "yield" is the income generated by an investment in that Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. The compounded "effective yield" is calculated similarly, but the annualized income earned by an investment in Money Fund is assumed to be reinvested. The compounded effective yield will therefore be
slightly   higher  than  the  yield   because  of  the  effect  of  the  assumed
reinvestment.

     Yield for High Income Fund, Strategic Bond Fund or Bond Fund will be computed in a standardized manner for mutual funds, by dividing that Fund's net investment income per share earned during a 30-day base period by the maximum offering price (equal to the net asset value) per share on the last day of the period. This yield calculation is compounded on a semi-annual basis, and multiplied by 2 to provide an annualized yield. The Statement of Additional Information describes a dividend yield and a distribution return that may also be quoted for these Funds.

     o Total Returns. There are different types of total returns used to measure each Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Funds' actual year-by-year performance.


How Have the Funds Performed? Below is a discussion by the Manager of the Funds' performance during their last fiscal year ended December 31, 1997 followed by a graphical comparison of each Fund's performance, except Money Fund, to an appropriate broad-based market index. No performance information or index comparisons are shown for Small Cap Growth Fund, which did not commence operations until 1998.

Management's Discussion of Performance. During the Funds' fiscal year ended December 31, 1997, the U.S. bond markets and the equity markets experienced overall substantial growth in response to declines in interest rates and strong corporate profits in the face of slower economic growth. These positive market factors contributed to Fund performance, as did particular investment strategies of each of the Funds. Investments in foreign securities contributed far less to Fund performance, due to substantial volatility, especially in several Southeast Asian markets, largely in reaction to currency devaluations. During the fiscal year ended December 31, 1997, the Manager emphasized the following investment strategies and techniques in the individual Funds. The portfolio holdings, allocations and strategies of each of the Funds are subject to change.

     High Income Fund emphasized lower rated corporate bonds in telecommunications companies, cable operators and financial services industries, which were expected to benefit from deregulation. Foreign bond positions were primary in emerging markets, particularly in Latin America. The Fund invested to a lesser degree in domestic preferred stocks.

     Bond Fund emphasized investments in cable operators, media and commercial banking industries, due to the same expectation concerning deregulation. The Fund also took a substantial position in commercial private mortgage securities, representing pools of mortgages on hotels, shopping malls, apartment buildings and other enterprises.

     Aggressive Growth Fund emphasized investments in small and medium-sized companies with new products and services. Its largest sector allocation was in the technology sector, followed by consumer noncyclical companies, industrial companies and financial services.

     Growth Fund emphasized large cap stocks believed to be selling at below-average valuations with above-average earnings growth. It emphasized investments in high-growth sectors such as financial services and technology companies, followed by consumer products.

     Multiple Strategies Fund's equity and fixed-income investments were broadly diversified among sectors. Some of the Fund's largest equity holdings included banks in Switzerland, Italy, France and Germany, expected to benefit from improved efficiency. Its fixed-income investments included domestic utilities and other high-yield corporate bonds issued in the U.S. and in developed and emerging countries.

     Growth  &  Income  Fund's  portfolio  included  substantial   positions  in
financial stocks expected to benefit from consolidation and strong fundamentals, and technology companies with promising products.

     Global Securities Fund sought to avoid the volatility mentioned above in certain foreign markets, by seeking capital appreciation from U.S. companies, and to a lesser extent from companies in developed European countries. Its largest sector allocations were to financial services, technology companies and consumer products companies.

     Strategic Bond Fund's allocation to high-yield corporate bonds performed particularly well, due to strong performance by telecommunications companies, cable operators and financial services companies. The Fund also maintained a substantial allocation to U.S. Government securities and to foreign fixed-income securities from developed and emerging markets.

     o Comparing each Fund's Performance to the Market. The charts below show the performance of hypothetical $10,000 investments in each Fund (except for Money Fund and Small Cap Growth Fund) held until December 31, 1997. Performance information does not reflect charges that apply to separate accounts investing in the Funds and is not restated to reflect the increased management fee rates that took effect September 1, 1994. If these charges and expenses were taken into account, performance would be lower.

High Income Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard & Poor's or Moody's, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high-yield corporate bond market - the market in which High Income Fund principally invests. Bond Fund's performance is compared to the performance of the Lehman Brothers Corporate Bond Index, which is an unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market.

The performance of Aggressive Growth Fund, Growth Fund and Growth & Income Fund is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market.

Multiple Strategies Fund's performance is compared to the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market.


Global Securities Fund's performance is compared to the Morgan Stanley World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S., and is widely recognized as a measure of global stock market performance.

Strategic Bond Fund's performance is compared to the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed-rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a world-wide basis.

     Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, a Fund's performance reflects the effect of that Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for a Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

Comparison of Change in Value of $10,000 Hypothetical Investments in High Income Fund Versus
Merrill Lynch High Yield Master Index

[Graph comparing total return of High Income Fund shares to performance of Merrill Lynch High Yield
Master Index]


Average Annual Total Return at  12/31/97(1)


             1 year           5 year      10 year


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1)The inception date of the Fund was 4/30/86.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Bond Fund Versus Lehman Brothers Corporate Bond Index

[Graph comparing total return of Bond Fund shares to performance of Lehman Brothers Corporate Bond
Index]


Average Annual Total Returns at  12/31/97(1)


             1 year           5 year      10 year


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 4/3/85. Past performance is not predictive of future performance.
Graphs are not drawn to same scale.



Comparison of Change in Value of $10,000  Hypothetical  Investments in
 Aggressive Growth Fund
Versus S&P 500 Index

[Graph comparing total return of Aggressive Growth Fund shares to performance of S&P 500 Index]

Average Annual Total Returns at  12/31/97(1)


             1 year           5 year      10 year


Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 8/15/86. Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth Fund Versus S&P 500
Index

[Graph comparing total return of Growth Fund shares to performance of S&P 500 Index]


Average Annual Total Returns at  12/31/97(1)


             1 year           5 years     10 Years


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions.
(1) The inception date of the Fund was 4/3/85. Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Multiple Strategies Fund
Versus S&P 500 Index and Lehman Brothers Aggregate Bond Index

[Graph comparing total return of Multiple Strategies Fund shares to performance of S&P 500 Index and Lehman Brothers Aggregate Bond Index]


Average Annual Total Returns at  12/31/97(1)

             1 year           5 years     10 years





Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the S&P 500 Index begins on 1/31/87. (1) The inception date of the Fund was 2/9/87. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Global Securities Fund Versus
Morgan Stanley World Index

[Graph comparing total return of Global Securities Fund shares to performance of Morgan Stanley
World Index]


Average Annual Total Returns at  12/31/97(1)


             1 year      5 years          Life of Fund


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Morgan Stanley World Index begins on 10/31/90. (1) The inception date of the Fund was 11/12/90. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

Comparison  of  Change  in  Value  of  $10,000  Hypothetical   Investments  in
Strategic Bond Fund Versus
Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index

[Graph comparing total return of Strategic Bond Fund to performance of Lehman Brothers Aggregate
Bond Index and Salomon Brothers World Government Bond Index]


Average Annual Total Returns at  12/31/97(1)

             1 year           Life of Fund



--------------
Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index begins on 4/30/93.
(1) The inception date of the Fund was 5/3/93. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth & Income Fund Versus
S&P 500 Index

[Graph  comparing  total return of Growth & Income Fund to  performance of S&P
500]



Cumulative Total Return at  12/31/97(1)


         1 year               Life of Fund


-------------------------
Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the S&P 500 Index begins on 6/30/95. (1) The inception date of the Fund was 7/5/95. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying Account Prospectus. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in that Fund's best interest to do so. Shares of each Fund are offered at their respective offering price, which (as used in this Prospectus and the Statement of Additional Information) is net asset value (without sales charge).


Classes of Shares. The Funds offer an investor two different classes of shares, one without designation and Class 2 shares. The different classes of shares represent investments in the same portfolio of securities of a Fund but may be subject to different expenses and will likely have different share prices.


     |X| Service Plan for Class 2 Shares. The Trust has adopted Service Plans for Class 2 shares of each Fund to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class 2 shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets (currently set at 0.10% of the average annual net assets) of Class 2 shares of each Fund. The Distributor uses all of those fees to reimburse insurance company separate account sponsors quarterly for providing personal service and maintenance of accounts of their customers that hold Class 2 shares and to reimburse itself (if the Trust's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

     Services to be provided include, among other things, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts holding Class 2 shares and providing other services at the request of the Trust or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class 2 shares held in accounts of the insurance company separate account sponsors. The payments under the Plan increase the annual expenses of Class 2 shares. For more details, please refer to "Service Plans" in the Statement of Additional Information.


     All purchase orders are processed at the offering price next determined after receipt by the Trust of a purchase order in proper form. The offering price (and net asset value) is determined as of the close of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days. Net asset value per share of each Fund is determined by dividing the value of that Fund's net assets by the number of its shares outstanding. The Board of Trustees has established procedures for valuing each Fund's securities. In general, those valuations are based on market value. Under Rule 2a-7, the amortized cost method is used to value Money Fund's net asset value per share, which is expected to remain fixed at $1.00 per share except under extraordinary circumstances; there can be no assurance that Money Fund's net asset value will not vary. Further details are in "About Your Account-How to Buy Shares - Money Fund Net Asset Valuation" in the Statement of Additional Information.

How to Sell Shares


     Payment for shares tendered by an Account for redemption is made ordinarily in cash and forwarded within seven days after receipt by the Trust's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), of redemption instructions in proper form, except under unusual circumstances as determined by the SEC. The Trust understands that payment to the Account owner will be made in accordance with the terms of the accompanying Account Prospectus. The redemption price will be the net asset value next determined after the receipt by the Transfer Agent of a request in proper form. The market value of the securities in the portfolios of the Funds is subject to daily fluctuations and the net asset value of the Funds' shares (other than shares of the Money Fund) will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

Dividends, Capital Gains And Taxes

Dividends of Money Fund. The Trust intends to declare Money Fund's dividends from its net investment income on each day the New York Stock Exchange is open for business. Such dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends accrued since the prior dividend payment will be paid to shareholders monthly as of a date selected by the Board of Trustees. Money Fund's net income for dividend purposes consists of all interest income accrued on portfolio assets, less all expenses of that Fund for such period. Accrued market discount is included in interest income; amortized market premium is treated as an expense. Although distributions from net realized gains on securities, if any, will be paid at least once each year, and may be made more frequently, Money Fund does not expect to realize long-term capital gains, and therefore does not contemplate payment of any capital gains distribution. Distributions from net realized gains will not be distributed unless Money Fund's capital loss carry forwards, if any, have been used or have expired. Money Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To effect this policy, under certain circumstances the Money Fund may withhold dividends or make distributions from capital or capital gains (see "Money Fund Net Asset Valuation" in the Statement of Additional Information).

Dividends and Distributions of High Income Fund, Bond Fund, Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund. The Trust intends to declare High Income Fund, Bond Fund, Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund dividends quarterly, payable in March, June, September and December.


Dividends and Distributions of Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund and Global Securities Fund. The Trust intends to declare Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund and Global Securities Fund dividends on an annual basis.


Capital Gains. Any Fund (other than Money Fund) may make a supplemental distribution annually in December out of any net short-term or long-term capital gains derived from the sale of securities, premiums from expired calls written by the Fund, and net profits from hedging transactions. Each such Fund may also make a supplemental distribution of capital gains and ordinary income following the end of its fiscal year. All dividends and capital gains distributions paid on shares of any of the Funds are automatically reinvested in additional shares of that Fund at net asset value determined on the distribution date. There are no fixed dividend rates and there can be no assurance as to payment of any dividends or the realization of any capital gains.

Tax Treatment to the Account As Shareholder. Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

Tax Status of the Funds. If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, the Trust will not be liable for Federal income taxes on amounts paid as dividends and distributions from any of the Funds. The Funds did qualify during their last fiscal year and the Trust

intends that they will qualify in current and future years. However, the Code contains a number of complex tests relating to qualification which any Fund might not meet in any particular year . If any Fund does not so qualify, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders of that Fund. The above discussion relates solely to Federal tax laws. This discussion is not exhaustive and a qualified tax adviser should be consulted.

APPENDIX A - DESCRIPTION OF TERMS

Some of the terms used in the Prospectus and the Statement of Additional Information are described below:

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually 14 days to one year) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer; these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bank notes are short-term direct credit obligations of the issuing bank or bank holding company.

Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Variable rate master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement between the holder and the borrower. The holder has the right to increase the amount under the note at any time up to the face amount, or to decrease the amount borrowed, and the borrower may repay up to the face amount of the note without penalty.

Corporate obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Letters of credit are obligations by the issuer (a bank or other person) to honor drafts or other demands for payment upon compliance with specified conditions.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Such agencies and instrumentalities include, but are not limited to, Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Issues of the United States Treasury are direct obligations of the United States Government. Issues of agencies or instrumentalities are (i) guaranteed by the United States Treasury, or (ii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury, or (iii) supported by the issuing agency's or instrumentality's own credit.

APPENDIX B - DESCRIPTION OF SECURITIES RATINGS

This is a description of (i) the two highest rating categories for Short Term Debt and Long Term Debt by the Rating Organizations referred to under "Investment Objectives and Policies -- Money Fund", and (ii) additional rating categories that apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. The rating descriptions are based on information supplied by the Rating Organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

Fitch  Investors  Service,   Inc.  ("Fitch"):   Fitch  assigns  the  following
short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

A1+:  Obligations supported by the highest capacity for timely repayment.

A1: Obligations supported by a very strong capacity for timely repayment.

A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson  BankWatch,  Inc. ("TBW"):  The following  short-term ratings apply to
commercial  paper,  certificates  of  deposit,   unsecured  notes,  and  other
securities having a maturity of one year or less.
TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These rating categories apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. For Money Fund only, the two highest rating categories of each Rating Organization are relevant for securities purchased with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A: Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds are rated as follows:


AAA: The highest  rating  assigned by   Standard & Poor's.  Capacity to pay
interest and repay principal is extremely strong.


AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

A: Have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.


BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the "A" category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and"CC" the highest degree. While such bonds will likely have some equality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

Fitch

Investment Grade Bond Ratings


AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


Speculative Grade Bond Ratings


BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be

identified which could assist the obligor in satisfying its debt service requirements. B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC: Bonds have certain identifiable  characteristics  which, if not remedied,
may  lead  to   default.   The  ability  to  meet   obligations   requires  an
advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.

Duff & Phelps:

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than the risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

AAA: The lowest expectation for investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risks significantly.

AA:  A  very  low  expectation  for  investment  risk.   Capacity  for  timely
repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities. A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, it not quite as favorable as for companies in the highest rating category.

                            APPENDIX TO PROSPECTUS

      Graphic material included in Prospectus of Oppenheimer  Variable Account
Funds: "Comparison
of Total Return of Oppenheimer Variable Account Funds with Broad-Based Indices - Changes in Value of a $10,000 Hypothetical Investment"

      Linear graphs will be included in the Prospectus of Oppenheimer Variable Account Funds (the "Funds") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in shares of the Funds for the life of each Fund (except Oppenheimer Money Fund) and comparing such values with the same investments over the same time periods in Broad-Based Indices. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the Broad-Based Indices, is set forth in the Prospectus under "How Have the Funds Performed? - Management's Discussion of Performance."

                                     Merrill Lynch
Fiscal                               High Yield

Year Ended        High Income Fund   Master Index

12/31/87
12/31/88
12/31/89
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96


 12/31/97


                                           Brothers
Fiscal                                    Corporate

Year Ended        Bond Fund               Bond Index

12/31/87
12/31/88
12/31/89
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
 12/31/97


Fiscal            Capital

Year Ended        Appreciation Fund       S&P 500 Index

12/31/87
12/31/88
12/31/89
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
 12/31/97


Fiscal

Year Ended        Growth Fund             S&P 500 Index

12/31/87
12/31/88
12/31/89
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
 12/31/97

                                                           Lehman Brothers
Fiscal            Multiple                                  Aggregate

Year Ended        Strategies Fund         S&P 500 Index      Bond Index
----------        ---------------         -------------      ----------



12/31/87
12/31/88
12/31/89
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97

Fiscal            Global                  Morgan Stanley
Year Ended        Securities Fund         World Index
11/12/90(1)
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97

                                        Lehman            Solomon Brothers
                                        Brothers World

Fiscal            Strategic               Aggregate         Government
Year Ended        Bond Fund               Bond Index        Bond Index
05/03/93(1)





12/31/93
12/31/94
12/31/95
12/31/96
12/31/97

-----------------------
(1)  Commencement of operations.



Fiscal            Growth &                S&P
Year Ended        Income Fund             500 Index


07/05/95(1)
12/31/95
12/31/96
 12/31/97

-----------------------
(1)  Commencement of operations.

Oppenheimer Variable Account Funds
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York  10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York  10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado  80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Trust, OppenheimerFunds, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

Oppenheimer Variable Account Funds
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048



Statement of Additional Information dated May 1,  1998.



OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of  ten separate Funds (the "Funds"):


Oppenheimer Money Fund ("Money Fund")
Oppenheimer High Income Fund ("High Income Fund")
Oppenheimer Bond Fund ("Bond Fund")

Oppenheimer   Strategic Bond
Fund ("Strategic Bond Fund")
Oppenheimer Aggressive Growth Fund ("Aggressive Growth Fund")

Oppenheimer Growth Fund ("Growth Fund")

Oppenheimer Small Cap Growth Fund ("Small Cap Growth Fund"). Prior to May 1, 1998, this Fund was named "Oppenheimer Capital Appreciation Fund." Oppenheimer Global Securities Fund ("Global Securities Fund") Oppenheimer Multiple Strategies Fund ("Multiple Strategies Fund") Oppenheimer Growth & Income Fund ("Growth & Income Fund") Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively the "Accounts"), as described in the Account Prospectus.

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1998. It should be read together with the Trust's Prospectus, which may be obtained by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, and the Account Prospectus.



TABLE OF CONTENTS

                                                                            Page
About the Funds

Investment Objectives and Policies...........................................
     Investment Policies and Strategies......................................
     Other Investment Techniques and Strategies.............................
     Other Investment Restrictions..........................................
How the Funds are Managed...................................................
     Organization and History...............................................
     Trustees and Officers of the Trust.....................................
     The Manager and Its Affiliates.........................................
Brokerage Policies of the Funds.............................................
Performance of the Funds......................................................
 Class 2 Service Plans......................................................
About Your Account
How to Buy Shares...........................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Funds......................................



                                                                            Page
Financial Information About the Funds

Independent Auditors' Report................................................
Financial Statements........................................................
Appendix A:  Industry Classifications......................................A-1
Appendix B: Major Shareholders.............................................B-1


ABOUT THE FUNDS

Investment Objectives and Policies

Investment Policies and Strategies. The investment objectives and policies of each of the Funds are described in the Prospectus. Set forth below is supplemental information about those policies. Certain capitalized terms used in this Additional Statement are defined in the Prospectus.

     o Money Fund. The Prospectus describes "Eligible Securities" in which Money Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund's best interests to dispose of it; but if Money Fund disposes of the security within 5 days of OppenheimerFunds, Inc. (the "Manager") learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in Money Fund's best interests to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Service, L.P., Duff & Phelps, Inc., IBCA Limited and its affiliate, INCA, Inc., and Thomson BankWatch, Inc. See Appendix B to the Prospectus for a description of the rating categories of the Rating Organizations.

      o Time Deposits. The Fund may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to
withdrawal  penalties;   however,  such  deposits  which  are  subject  to  such
penalties, other than deposits maturing in less than 7 days, are subject to the 10% investment limitation for illiquid securities set forth in "Other Investment Techniques and Strategies - Illiquid and Restricted
Securities" in the Prospectus.

      o Floating Rate/Variable Rate Notes. Money Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      o Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund at varying rates of interest pursuant to direct arrangements between Money Fund, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the limitations applicable to illiquid securities described in "Other Investment Techniques and Strategies -Illiquid and Restricted Securities" in the Prospectus.


      o Commodity Futures Contracts. High Income Fund, Strategic Bond and Bond Fund (collectively, the "Income Funds") may invest a portion of their assets in commodity futures contracts (referred to as commodity futures). Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Income Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      o Characteristics of the commodity futures markets. A commodity futures contract is an agreement between two parties in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed upon when the contract is made. In the United States, commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace for transactions in futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also regulate the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      o Comparison to forward contracts. Futures contracts and forward contracts have the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon at the time the contract is entered into. However, there are significant differences in the two types of contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, under a forward contract, the Income Funds would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

      o Storage Costs. As in the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, commodities entail costs of physical storage when purchased. For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two basic choices: (i) it can purchase the wheat today in the cash market and store the wheat at its cost until it needs the wheat to produce baked goods, or (ii) it can buy commodity futures related to wheat. The price of the commodity futures will reflect the storage costs associated with purchasing the physical commodity. To the extent that these storage costs change for an underlying commodity while the Income Funds are "long" (that is, owns) futures contracts on that commodity, the value of the futures contract may change commensurately.

     o Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts to lock in the price of the commodity at delivery in the future. In order to induce speculators to take the corresponding purchase side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominant group of hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will take the short side of the futures contract only if the futures price is greater than the expected future spot price of the commodity.

      o Strategies. The changing strategies of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Income Funds when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the strategy of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant group of hedgers in the market, the Income Funds might have to reinvest at higher futures prices or choose other related commodity investments.

      o Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant in the case of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a greater impact on commodity prices and commodity-linked instruments, including futures contracts, Hybrid Instruments, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Income Funds' commodity-related investments to greater volatility than investments in traditional securities.

      o Leverage. There is much greater leverage in futures trading than in trading stocks and bonds. As a registered investment company, the Income Funds must pay in full for all securities it purchases. In other words, the Income Funds are not allowed to purchase securities on margin. However, the Income Funds are allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That means the Income Funds are required to pay up front only between 3 to 6 percent of the face value of the futures contract. Therefore, the Income Funds have a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be greater volatility in the rates of return on futures contract purchases than on stock purchases.

      o Price volatility. Despite the daily price limits on the futures exchanges, the short-term price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Income Funds invest in commodity futures contracts, the assets of the Income Funds, and hence the net asset value of a Fund's shares, may be subject to greater volatility.

      o Marking-to-market futures positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Income Funds' futures positions have declined in value, the Income Funds may be required to post additional margin to cover that decline. Alternatively, if the Income Funds' futures positions have increased in value, that increase will be credited to the Income Funds' accounts.


      o Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. The market value of fixed income securities in which Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of fixed income investments, and a decline in interest rates will tend to increase their value. In order to take advantage of differences in securities prices and yields or of fluctuations in interest rates, consistent with their respective investment objectives, these Funds may trade for short-term profits.

      o High Yield Securities. As stated in the Prospectus, the corporate debt in which High Income Fund and Strategic Bond Fund will principally invest may be in the lower rating categories.


      Risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing  interest  rates,  (iii)  subordination  to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates which may cause the Fund to invest premature redemption proceeds in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of these Funds. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

      o Private Label Mortgages. The Funds may also invest in private label mortgages which are real asset-linked mortgages issued by entities other than United States government agencies. Private label mortgages are offered in tranches with debt layers ranging in credit quality from AAA to, potentially, B.

      o Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Strategic Bond Fund , Global Securities Fund and Small Cap Growth Fund. The investment risks and rewards of certain of the investment policies of these Funds are discussed below.

      o Securities of Growth-Type Companies. Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund and Global Securities Fund may emphasize securities of "growth-type" companies. Such issuers typically are those whose goods or services have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services and new customer products.

      o Small, Unseasoned Companies. Each of these Funds may invest in securities of small unseasoned companies. These are companies that have been in operation for less than three years, even after including the operations of any of their predecessors. Securities of these companies may have a limited liquidity (which means that a Fund may have difficulty selling them at an acceptable price when it wants to) and the price of those securities may be volatile.


      o Domestic Securities. Investments by Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund in fixed-income securities issued by domestic corporations may include participation interests, asset-backed securities and other debt obligations (bonds, debentures, notes, mortgage-backed securities and CMOs) together with preferred stocks.


      o Over-the-counter options. Small Cap Growth Fund may trade over the counter options. Over the counter options are not traded on an exchange and are traded directly with dealers. To the extent an over the counter option is a tailored investment for a Fund, it may be less liquid than an exchange traded option. Further, similar to hybrid instruments, over the counter options contain counterparty risk. This Fund will take on the credit risk that the seller of an over the counter option will perform its obligations under the option agreement if Small Cap Growth exercises the option. To minimize this risk, either Fund intends to transact, to the extent practicable, with issuers that have an investment grade credit rating.


      o Investment Policies - Collateralized Securities. Each of these Funds may invest in the collateralized securities described below. High Income Fund, Bond Fund and Strategic Bond Fund are most likely to make such investments.

      o Asset-Backed Securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      o Mortgage-Backed Securities. These securities represent participation interests in pools of residential mortgage loans which may or may not be guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of the Fund's shares. Any of those government agencies may also issue collateralized mortgage-backed obligations, discussed below.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect
which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at a premium or at a discount.


      These Funds may invest in "stripped" mortgage backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class). Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile that the value of the pool as a whole, and losses may be more severe than on other classes.


     o Collateralized Mortgage-Backed Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

      o Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund, Multiple Strategies Fund and Growth & Income Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. It is currently intended that no more than 5% of the net assets of Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund can be
invested in participation interests of the same borrower. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

     o Foreign Securities. As noted in the Prospectus, each Fund, other than Money Fund, may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All of these are considered to be "foreign securities." Money Fund may invest in certain U.S. dollar-denominated foreign securities, as described in the Prospectus. The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

      Investing in foreign securities, and in particular in securities in emerging market countries, involves considerations and risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

     Because each Fund, other than Money Fund, may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of each Fund's assets and each Fund's income available for distribution. In addition, although a portion of each Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. High Income Fund, Strategic Bond Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund may engage in foreign currency exchange transactions for hedging purposes to attempt to protect against changes in future exchange rates. See "Hedging - Forward Contracts," below.

     The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although each Fund, other than Money Fund, will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to changes in U.S. and foreign interest rates.

      Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed. If a Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Trust's Board of Trustees to the extent that the approval is required under applicable rules of the Securities and Exchange Commission.


      Under normal market conditions, Global Securities Fund will invest its assets in securities of issuers located in a minimum of five different foreign countries; this minimum may be reduced to four foreign countries when foreign country investments comprise less than 80% of Global Securities Fund's net assets; to three foreign countries when such investments comprise less than 60% of its net assets, to two foreign countries when such investments comprise less than 40% of its net assets and to one foreign country when such investments comprise less than 20% of its net assets. In addition, no more than 20% of Global Securities Fund's net assets shall be invested in securities of issuers located in any one foreign country; that limit shall be increased to 35% for securities located in Australia, Canada, France, Japan, the United Kingdom or Germany. None of the above percentage limits are fundamental policies.


      o Warrants and Rights. As described in the Prospectus, each Fund other than Money Fund may invest in warrants and rights. Warrants basically are options to purchase equity securities at set prices valid for a specified period of time. Their prices do not necessarily move in a manner parallel to the prices of the underlying securities. Any price paid for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.


      o Repurchase Agreements. Each Fund may acquire securities that are subject to repurchase agreements in order to generate income while providing liquidity as set forth in the prospectus. Money Fund's repurchase agreements must comply with the collateral requirements of Rule 2a-7 under the Investment Company Act. In a repurchase transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank or broker-dealer which has been designated a primary dealer in government securities which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Funds' Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


      o Loans of Portfolio Securities. Each Fund may lend its respective portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or certain other cash equivalents. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust. Any Fund lending its securities receives amounts equal to the dividends declared or interest paid on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board of Trustees. The lending Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit it to reacquire loaned securities on five days' notice or in time to vote on any important matter.


      o Borrowing. From time to time, the Funds (other than Money Fund) may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. Borrowing is subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks. The Investment Company Act and the Fund's fundamental investment policies require that any such borrowing will be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing . If the value of such Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, that Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Borrowing for investment increases both investment opportunity and risk. Interest on money borrowed is an expense the Funds would not otherwise incur, so that they may have little or no net investment income during periods of substantial borrowings. Since substantially all of these Funds' assets fluctuate in value whereas borrowing obligations are fixed, when a Fund has outstanding borrowings, its net asset value will tend to increase and decrease more when its portfolio assets increase or decrease than would otherwise be the case. The Funds (including Money Fund) may also borrow as a temporary measure for extraordinary or emergency purposes.


     o When-Issued and Delayed Delivery Transactions. Each Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market
exists,  but  which  are  not  available  for  immediate  delivery.   When  such
transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will identify assets to its Custodian, consisting of cash, U.S. Government securities, or other high grade debt securities rated "A" or better by Moody's or Standard & Poor's at least equal to the value of purchase commitments until payment is made.

     The Funds will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. If any of the Funds chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.

      To the extent any Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. Each Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to that Fund.

      When-issued transactions and forward commitments allow a Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.


Other Investment Techniques and Strategies

Covered Calls and Hedging

      As described in the Prospectus, each Fund (except Money Fund) may each write covered calls and may also employ one or more types of Hedging Instruments, including the futures identified in the Prospectus ("Futures").

      The Funds' strategy of hedging with Futures and options on Futures will be incidental to each such Fund's activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a given Fund would: (i) sell Futures, (ii) purchase puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to permit a Fund to establish a position in the securities markets as a temporary substitute for purchasing individual securities (which that Fund will normally purchase, and then terminate that hedging position), or to attempt to protect against the possibility that a Fund's portfolio debt securities are not fully included in a rise in the securities market, these Funds may: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities.

      When hedging to attempt to protect against declines in the dollar value of a foreign currency- denominated security or in a payment on such security, a Fund would: (a) purchase puts on that foreign currency or on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower or higher rate than the spot ("cash") rate. Additional information about the Hedging Instruments these Funds may use is provided below. At present, the Funds do not intend to purchase or sell Futures or related options if, after any such purchase, the sum of initial margin deposits on Futures and premiums paid for related options exceeds 5% of the value of that Fund's total assets. Certain options on foreign currencies are considered related options for this purpose. In the future, a Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with that Fund's investment objective, legally permissible and adequately disclosed.

Writing Covered Call Options. When any of the Funds (except Money Fund) write a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. Such Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, each such Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by each such Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable securities until the call expired or was exercised. Call writing may affect a Fund's turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond its control.

      The Funds may also write (and purchase) calls on foreign currencies. A call written on a foreign currency by any of the Funds is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call written by any of the Funds on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline (due to an adverse change in the exchange rate) in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Funds' custodian, cash or U.S. Government securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      A Fund may also write calls on Futures without owning a futures contract (or, with respect to the High Income Fund, a deliverable bond) provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require a Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by each Fund's hedging policies.

Hedging. Set forth below are the Hedging Instruments which the Funds (except Money Fund) may use.

      Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will earmark liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      Purchasing Calls and Puts. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      When such Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or Futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

      Purchasing a put on either Futures or on securities it does not own permits a Fund either to resell the put or, if applicable, to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a Future or security not held by it, the put protects the Fund to the extent that the prices of the underlying Future or securities move in a similar pattern to the prices of the securities in a Fund's portfolio.

      Futures. No price is paid or received upon the purchase or sale of a Future. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's
Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      The Funds may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      These Funds may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. Dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      These Funds may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where that Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of that Fund are denominated ("cross-hedge").

      These Funds will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate that Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in that foreign currency or U.S. dollars, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring any Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer.


      Interest Rate Swap Transactions. The risk incurred by Bond Fund, High Income Fund and Strategic Bond Fund when entering into a swap agreement is twofold: interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. These Funds will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."


      Additional Information About Hedging Instruments and Their Use. Each Fund's Custodian, or a securities depository acting for the Custodian, will act as that Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a securities dealer, which would establish a formula price at which that Fund would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below for a put, above for a call, the market price of the underlying security ("in-the-money"). For any OTC option which any of these three Funds writes, it will treat as illiquid (for purposes of the 15% of net assets restriction on illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it, unless subject to a buy-back agreement with the executing broker.

     The SEC is evaluating the general issue of whether or not OTC options should be considered as liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      Each Fund's option activities may affect its turnover rate and brokerage commissions. As noted above, the exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond a Fund's control. The exercise by a Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the underlying investment for reasons which would not exist in the absence of the put. Each Fund will pay a brokerage commission each time it buys or sells a call, buys a put or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      Regulatory Aspects of Hedging Instruments. These Funds must each operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. The Rule does not limit the percentage of each Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule each Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of that Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the restrictions, each Fund also must, as to its short positions, use Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. Certain options on foreign currencies are considered related options for this purpose.

      Transactions in options by these Funds are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when a Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      Tax Aspects of Hedging Instruments and Covered Calls. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986. That qualification enables each Fund to "pass-through" its income and realized capital gains to shareholders without the Fund having to pay tax on them.


      Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also must be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.


      Possible Risk Factors in Hedging. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by: (i) selling Futures or (ii) purchasing puts on broadly-based indices or Futures to attempt to protect against declines in the value of the Fund's securities that the prices of the Futures or applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value prices) of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, each Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where a Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

      If a Fund uses Hedging Instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying Futures and/or calls on such Futures, on securities, or on stock indices, it is possible that the market may decline. If either Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, that Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.


Other Investment Restrictions

      The significant investment restrictions of all the Funds are set forth in the Prospectus. The following investment restrictions are also fundamental policies. Fundamental policies and the Funds' investment objectives cannot be changed without the vote of a "majority" of the outstanding shares of the Trust (or of the Fund, as to matters affecting only that Fund). Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

      Under these additional restrictions, each of the Funds cannot:


      o invest in real estate or in interests in real estate, but may purchase securities of issuers holding real estate or interests therein;

      o invest in companies for the purpose of acquiring control of management thereof;

      o underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;

      o invest or hold securities of any issuer if those officers and trustees or directors of the Trust or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer .

     The following operating policies of the Funds are not fundamental policies and may be changed by a vote of the majority of the Trust's Board of Trustees without shareholder approval. These additional restrictions provide that the Funds cannot:

o invest in oil or gas exploration or development programs, but may purchase options, futures contracts, swaps and other investments, which are backed by, or the investment return from which are linked to oil, gas and mineral values; or

o pledge, mortgage or hypothecate any assets to secure a debt; the escrow, collateral and margin arrangements involved with any of the Funds' investments are not considered to involve such a pledge, mortgage or hypothecation.

      For purposes of the Funds' policy not to concentrate described in the investment restrictions listed in the Prospectus, the Funds have adopted the corporate industry classifications set forth in Appendix A to the Statement of Additional Information. In addition, the Funds are restricted by the Investment Company Act from issuing senior securities (as defined in that Act). These are not fundamental policies.

      New York's insurance laws require that investments of each Fund be made with a degree of care of an "ordinarily prudent person." The Manager believes that compliance with this standard will not have a negative impact on the performance of any of the Funds. In addition, each Fund's investments must comply with the diversification requirements contained in Section 817(h) of the Internal Revenue Code, and each Fund will comply with the diversification requirements of Section 10506 of the California Insurance Code (see "Other Investment Techniques and Strategies -- Foreign Securities" in the Prospectus) and with the regulations adopted under those statutes.


How the Funds are Managed

Organization and History. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

At all shareholder meetings, shareholders only vote on matters affecting their Fund. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

 At all shareholder meetings, shareholders only vote on matters affecting their Fund, and each Fund votes separately on such matters. However, matters that require a vote by all shareholders of the Trust are submitted to all the shareholders, without individual


      The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances, the risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. Each Trustee is also a Trustee, Director or Managing General Partner of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer Cash Reserves, Oppenheimer Main Street Funds, Inc., Oppenheimer International Bond Fund, Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Real Asset Fund, Centennial America Fund, L.P., Oppenheimer Municipal Fund, Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc. (collectively, the "Denver-based Oppenheimer Funds") except for Mr. Fossel who is not a Trustee of Centennial New York Tax-Exempt Trust or Managing General Partner of Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of each of the Denver-based Oppenheimer funds. As of March 31, 1998, none of the Trustees or officers were Account owners and thus none owned any Fund shares.

Robert G. Avis, Trustee*; Age:  66
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age:  83
197 Desert Lakes Drive, Palm Springs, California 92264

Management Consultant.


Charles Conrad, Jr., Trustee; Age:  67
1501 Quail Street, Newport Beach,  CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.


--------------
*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.



Jon S. Fossel, Trustee; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation; formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee; Age : 57
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee; Age:  68
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).



C. Howard Kast, Trustee; Age:  76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age:  76
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).




Ned M. Steel, Trustee; Age:  82
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty  Underwriter;   a director of Visiting
Nurse  Corporation of Colorado
 .

James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age: 64 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

 Bridget A. Macaskill,  President ;  Age:
46 49

Two World Trade Center, New York, New York 10048-0203

President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October 1990) of OAC; President (since September 1995) and a director



--------------

*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.


(since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996) ; President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); a Trustee and Director of other Oppenheimer funds; formerly an Executive Vice President of the Manager.

Alan Gilston, Vice President; Small Cap Growth Fund Portfolio Manager; Age: 39 Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since September 1997); formerly a Vice President and portfolio manager at Schroder Capital Management International, Inc.

Paul Larocco, Vice President; Aggressive Growth Fund Portfolio Manager; Age : 40 Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since April 1996); an officer of other Oppenheimer funds; formerly a Securities Analyst with Columbus Circle Investors (August 1990-January 1993), prior to which he was an Investment Analyst for Chicago Title & Trust Co.

Michael  S.  Levine,  Growth  &  Income  Fund    Associate  Portfolio
Manager; Age:  32

Two World Trade Center, New York, New York 10048-0203

Assistant Vice President of the Manager (since April 1996); formerly portfolio manager and research associate for Amas Securities, Inc., prior to which he was an analyst for Shearson Lehman Hutton


 Inc.

Robert Milnamow, Vice President;  Growth & Income Fund Portfolio Manager;
Age: 47

Two World Trade Center, New York, New York 10048-0203

Vice President of the Manager (since November 1995); an officer of other Oppenheimer funds; previously a portfolio manager with Phoenix Securities Group (August 1989-August 1995) .

David P. Negri, Vice President; Bond Fund, Strategic Bond Fund and Multiple Strategies Fund Portfolio Manager; Age: 44
Two World Trade Center, New York, New York  10048-0203
Vice President of the Manager (since June 1989); an officer of other Oppenheimer funds.

Jane Putnam, Vice President;   Growth Fund Portfolio Manager; Age:  37

Two World Trade Center, New York, New York 10048-0203

Vice President of the Manager funds.(since October 1995); previously a portfolio manager and equity research analyst for Chemical Bank.

Thomas P. Reedy,  Vice
President; High Income Fund Portfolio Manager; Age: 36


Two World Trade Center, New York, New York 10048-0203

Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds; formerly a Securities Analyst for the Manager.

Richard H.  Rubinstein,  Vice President;
Multiple Strategies Fund Portfolio Manager; Age: 49

Two World Trade Center, New York, New York 10048-0203

Senior Vice President of the Manager (since October 1995); an officer of other Oppenheimer funds (since June 1990).

Arthur P. Steinmetz,  Vice President;  Strategic Bond Fund Portfolio  Manager;
Age: 39
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since March 1993); an officer of other Oppenheimer funds.

Jay W. Tracey III, Vice President; Small Cap Growth Fund Portfolio Manager;
Age: 44
Two World Trade Center,  New York, New York  10048-0203
Vice President of the Manager (since September 1994); Vice President and portfolio manager of other OppenheimerFunds; formerly a Managing Director of Buckingham Capital Management (February 1994-September 1994), prior to which he was Portfolio Manager and Vice President of other Oppenheimer funds and a Vice President of the Manager (July 1991-February 1994).

Dorothy G. Warmack,  Vice  President;  Money Fund Portfolio  Manager;  Age: 61


6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager and Centennial (since January 1992); an officer of other Oppenheimer funds.

William L. Wilby, Vice President;  Global  Securities Fund Portfolio  Manager;
Age: 53
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since July 1994) and Vice President of HarbourView (since October 1993); an officer of other Oppenheimer funds; formerly international investment strategist at Brown Brothers Harriman & Co., prior to which he was a Managing Director and Portfolio Manager at AIG Global Investors.

Andrew J. Donohue, Vice President and Secretary; Age: 47
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds.


George C. Bowen, Vice President,  Treasurer, and Assistant Secretary;  Age: 61


6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a Trustee, Director and officer of other Oppenheimer funds .

Robert J. Bishop, Assistant Treasurer; Age: 39

6803 South Tucson Way, Englewood,  Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.


Scott  T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 49
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

    o Remuneration of Trustees. The officers of the Trust and one of the Trustees of the Trust (Mr. Swain) who is affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended December 31, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and compensation is received as a director, trustee, managing general partner or member of a committee or Board of those funds during the calendar year 1997.





                                                             Total
                                                             Compensation
                                           Aggregate         From All
                                           Compensation      Denver-based

Name                       Position        From Trust        OppenheimerFunds1

Robert G. Avis              Trustee         $3,391.05           $63,501

William A. Baker         Audit and Review





                                             $3,410.51          $77,502
                         Committee Ex-Officio
                         Member2 and Trustee


Charles Conrad, Jr.      Trustee(3)          $3,649.51         $72,000


Jon S. Fossel            Trustee             $3,391.05         $63,277

Sam Freedman             Audit and Review    $2,579.56        $66,501
                         Committee Member2
                         and Trustee

Raymond J. Kalinowski    Audit and Review    $3,822.45         $ 71,561
                         Committee Member2
                         and Trustee

C. Howard Kast           Audit and Review    $4,088.19         $76,503
                         Committee Chairman2
                         and Trustee

Robert M. Kirchner       Trustee3            $3,649.51         $ 72,000

Ned M. Steel             Trustee             $3,391.05         $ 63,501


 1 For the 1997 calendar year.
2Commitee positions effective July 1, 1997.
3Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. As of December 31, 1997, none have elected to do so. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the assets, liabilities or net income per share of any Fund. The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

     o Major Shareholders. As of March 31, 1998 the holders of 5% or more of the outstanding shares of any Fund were separate accounts of (i) Monarch Life Insurance Company ("Monarch"), Springfield, MA; (ii) ReliaStar Bankers Security Life Insurance Company ("ReliaStar"), Minneapolis, MN; (iii) The Life Insurance Company of Virginia ("Life of Virginia"), Richmond, VA; (iv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (v) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford, CT; (vi) Massachusetts Mutual Life Insurance Company, Springfield, MA ("MassMutual"), (vii) Jefferson-Pilot Life Insurance Company ("Jefferson Pilot"), Greensboro, NC, (viii) Chubb Life Insurance Company of America ("Chubb"), Concord, NH; (ix) Acacia National Life Insurance Company ("Acacia"), Washington, D.C.; (x) Protective Life Insurance Company ("Protective"), Birmingham, AL; (xi)CUNA Mutual Group ("CUNA"), Madison, WI; (xii) COVA Financial Life Insurance Company ("COVA"), Oakbrook Terrace, IL;
(xiii) American Enterprise Life Insurance Company ("American Express"), Minneapolis, MN; (xiv) PFL Life Insurance Company ("PFL"), Cedar Rapids, IA and their respective affiliates. Such shares were held as shown in Appendix B.


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Trust, and one of whom (Mr. Swain) serves as a Trustee of the Trust.

      The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      o Portfolio Management. The Portfolio Managers of the Funds are as follows; Money Fund, Dorothy Warmack; High Income, Thomas P. Reedy; Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by Richard Rubinstein for Multiple Strategies Fund and by Arthur Steinmetz for Strategic Bond Fund); Small Cap Growth Fund, Jay W. Tracey III and Alan Gilston; Aggressive Growth Fund, Paul LaRocco; Growth Fund, Jane Putnam; Global Securities Fund, William Wilby; and Growth & Income Fund, Robert J. Milnamow and Michael S. Levine. They are the persons principally responsible for the day-to-day management of each of the Fund's respective portfolios. Their backgrounds are described in the Prospectus under "Portfolio Managers." Other members of the Equity Portfolio Department, particularly, George Evans and Frank Jennings for Global Securities Fund, Jay W. Tracey, III for Aggressive Growth Fund, Robert Doll for Growth Fund and Michael S. Levine for Multiple Strategies Fund provide the portfolio managers with counsel and support in managing those Funds' portfolios.

      o The Investment Advisory Agreements. The Investment Advisory Agreements between the Manager and the Trust for each of the eleven Funds require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of each Fund.

      Expenses not expressly assumed by the Manager under the Investment Advisory Agreements are paid by the Trust. The Investment Advisory Agreements list examples of expenses paid by the Trust, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees,

legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. Expenses with respect to any two or more Funds are allocable in proportion to the net assets of the respective Funds except where allocations of direct expenses can be made. The management fees paid by the Funds to the Manager for the Funds' most recent three fiscal years (except for Small Cap Growth Fund, which commenced operations in 1998) were as follows:

                         Fiscal year ended December 31,
                         1995       1996       1997
Money  Fund              $ 338,483  $445,899
High  Income Fund        $ 866,154  $1,177,754
Bond  Fund               $1,280,422 $2,188,350
Aggressive Growth Fund   $1,790,785 $3,382,840
Growth Fund              $644,977   $1,139,255(2)
Multiple Strategies Fund $2,540,311 $3,132,569
Global Securities Fund   $2,451,556 $3,395,740
Strategic Bond Fund      $  281,335 $  618,338
Growth & Income Fund(1) $ 6,710(1)  $  160,819

--------------------

(1)From July 5, 1995 (commencement of operations) to December 31, 1996. (2) During the fiscal year ended December 31, 1996, the Manager reimbursed Oppenheimer Growth Fund $27,276 for certain SEC registration fees incurred in connection with the acquisition by that Fund of J.P. Aggressive Growth Fund, Inc.

      The Investment Advisory Agreements provide that the Manager is not liable for any loss sustained by the Trust and/or any Fund in connection with matters to which the Investment Advisory Agreements relate, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard for its obligations thereunder. The Manager may act as investment adviser for any other person, firm or corporation, and the Investment Advisory Agreements permit the Manager to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Trust, the right of the Trust or any of the Funds to use the name "Oppenheimer" as part of their names may be withdrawn. The Investment Advisory Agreements contain no expense limitation.

      o The Distributor. Under its General Distributor's Agreement with the trust dated May 1, 1998, the Distributor acts as the principal underwriter in the continuous public offering of the Fund's Class 2 shares only, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Class 2 Service Plans of each Fund), including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), may be borne by the Distributor or by the insurance company separate account sponsors and their affiliates that offer Class 2 shares to their contract owners. For additional information about distribution of the each Fund's shares and the expenses connected with such activities, please refer to "Class 2 Service Plans," below.


      o The Transfer Agent. OppenheimerFunds Services, the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records.

Brokerage Policies of the Funds


Brokerage Provisions of the Investment Advisory Agreements Affecting Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Global Securities Fund, Small Cap Growth Fund and Strategic Bond Fund. One of the duties of the Manager under the Investment Advisory Agreements is to arrange the portfolio transactions for the Funds. The Investment Advisory Agreements contain provisions relating to the employment of broker-dealers ("brokers") to effect the Funds' portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Funds to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by the Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under the Investment Advisory Agreements the Manager is authorized to select brokers that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreements, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When Funds engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.


      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed price offerings to obtain research in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. As most purchases made by Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund are principal transactions at net prices, these Funds incur little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for these

Funds will be handled by any affiliated securities dealer. In the unusual circumstance when these Funds pay brokerage commissions, the above-described brokerage practices and policies are followed. Money Fund's policy of investing in short-term debt securities with maturities of less than 397 days results in high portfolio turnover. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon the net asset value of that Fund.


      During the Funds' fiscal year ended December 31, 1995 , 1996 and 1997 total brokerage commissions paid by the Funds (not including spreads or concessions on principal transactions on a net trade basis) were $4,083,132 , $507,501 and $ , respectively, for Aggressive Growth Fund; $104,203 $24,248 and $ , respectively, for High Income Fund; $152,870 , $215,286 and $ , respectively, for Growth Fund; $400,275 , $351,373 and $ , respectively, for Multiple Strategies Fund; $2,826,016 , $2,101,076 and $
    , respectively for Global Securities Fund; $13,074 , $11,995 and $ , respectively, for Strategic Bond Fund; $2,100 , $13,852 and $ , respectively, for Bond Fund; and $42,952 , $71,023 and $ ,, respectively for Growth & Income Fund. During the fiscal year ended December 31, 1997, $
    ,       $      ,       $      ,       $      ,       $      ,      $
 , $ , $ , and $ was paid by Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Global Securities Fund, Strategic Bond Fund, Bond Fund, High Income Fund and Growth & Income Fund, respectively, to dealers as brokerage commissions in return for research services; the aggregate amount of those transactions was $
 ,       $      ,       $      ,       $       ,       $      ,       $      ,
$            , $            , and $_______ for these respective Funds.
 ------------   ------------


Performance of the Funds

      o Money Fund Yield Information. Money Fund's current yield for a seven day period of time is determined in accordance with regulations adopted under the Investment Company Act as follows.

First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of a seven day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7 and (c) subtracting 1 from the result. For the seven days ended December 31, 1997, Money Fund's "current yield" was 5.03% and its compounded "effective yield" for that period was ___%.


      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o High Income Fund, Bond Fund and Strategic Bond Fund Yield Information. The "yield" or "standardized yield" of High Income Fund, Bond Fund and Strategic Bond Fund for a 30-day period is calculated using the following formula set forth in the SEC rules:

Standardized  ~ Yield ~ = ~ 2~ [~ (~ {a-b} over cd ~ +~ 1~ ) SUP 6~ -~ 1~ ]

The symbols above represent the following factors:


    a = dividends and interest earned during the 30-day period. b = expenses accrued for the period (net of any expense reimbursements). c = the average daily number of Fund shares outstanding during the
         30-day period that were entitled to receive dividends. d = the Fund's maximum offering price (including sales charge) per share on the last day of the period.


      Each Fund's yield for a 30-day period may differ from the yield for any other periods. The SEC formula assumes that the yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. For the 30 days ended December 31, 1997, the yield of High Income Fund, Bond Fund and Strategic Bond Fund, calculated as described above, was ___%, ____% and _____%, respectively. The "standardized" yield is not based on distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the return on a Fund's portfolio investments, and may differ from a Fund's "distribution return" described below.

      o Dividend Yield and Distribution Return. From time to time High Income, Bond and Strategic Bond Funds may quote a "dividend yield" or a "distribution return." Dividend yield is based on that Fund's dividends derived from net investment income during a stated period, and distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the Fund's dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the Fund's maximum offering price (equal to its net asset value) per share on the last day of the period. The result may be annualized if the period of measurement is less than one year. The dividend yield of High Income Fund, Bond Fund and Strategic Bond Fund for the quarter ended December 31, 1997, was _____%, _____% and _____%, respectively.


Total Return. Each Fund, except Money Fund, may quote its "total return" or "average annual total return." "Average annual total return" (see the formula below) is an average annual compounded rate of return. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

LEFT ({~ERV~} OVER P~ right) SUP {1/n}~-1~=~Average~Annual~Total~ Return

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over a stated period. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: ALIGNC {ERV~-~ P~} over P~ =~Total~ Return


Both formulas assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Set forth below is the "average annual total return" and "total return" for each Fund (using the method described above) during the periods indicated:

                Average Annual Total Return for:

                                                                  Cumulative
                                                                   Total
                Fiscal Year Five Year     Ten Year              Return From
                Ended       Period        Period    Inception(1) Inception(1)
                12/31/97   Ended 12/31/97 Ended       to          to 12/31/97
                                          12/31/97  12/31/97


High Income Fund
Bond Fund
Aggressive Growth Fund
Growth Fund
Multiple  Strategies  Fund
Global  Securities  Fund
Strategic Bond Fund Growth & Income Fund

--------------

(1)Inception dates are as follows: 4/30/86 for High Income Fund; 4/3/85 for Bond Fund and Growth Fund; 8/15/86 for Aggressive Growth Fund; 2/9/87 for Multiple Strategies Fund; 11/12/90 for Global Securities Fund; 5/3/93 for Strategic Bond Fund; and 7/5/95 for Growth & Income Fund.

      The total return on an investment made in shares of any one of the Funds (except Money Fund) may be compared with performance for the same period of the index shown in that Fund's performance graph in the Prospectus. The performance of Small Cap Growth Fund can be compared to the performance during the same period of the Russell 2000, a widely recognized index of small capitalization U.S. issuers.

      Yield and total return information may be useful to investors in reviewing performance of the Funds. However, a number of factors should be taken into account before using such performance information as a basis for comparison with alternative investments. An investment in any of these Funds is not insured. Their performance is not guaranteed and will fluctuate over time. Yield and total return for any Fund for any given past period is not an indication or representation by that Fund of future yields or rates of return on its shares. In comparing the performance of one Fund to another, consideration should be given to each Fund's investment policy, portfolio quality, portfolio maturity, type of instrument held and operating expenses. When comparing yield, total return and investment risk of an investment in any of the Funds with those of other investment instruments, investors should understand that certain other investment alternatives such as money market instruments, certificates of deposits ("CDS"), U.S. Government securities or bank accounts provide yields that are fixed or that may vary above a stated minimum, and may be insured or guaranteed. Finally, the performance quotations do not reflect the charges deducted from an Account, as explained in the attached Prospectus for the Policies. If these charges were deducted, that performance would be lower than as described above. In addition, the Policies may have inception dates different than those of the Funds shown above.


Other Performance Comparisons. From time to time the Trust may publish the ranking of any of the Funds by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Funds is ranked against all other funds underlying variable insurance products. The Lipper performance analysis includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.


      From time to time, the Trust may include in its advertisements and sales literature performance information about the Funds (and the insurance company separate accounts that hold their shares) cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper and Morningstar.


      From time to time the Trust may publish the ranking of the performance of any of the separate accounts that offer any of the Funds by Morningstar, Inc., an independent mutual fund monitoring service, that ranks mutual funds, including the Funds, monthly in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Rankings are subject to change.


Class 2 Service Plans

      The Trust has adopted a Service Plan for Class 2 shares of each Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the each Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of Class 2. Each Class 2 Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the Class 2 Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Class 2 Plan (each is referred to as a "Recipient") in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate allowed under the Plans and set no minimum amount.

      In addition, the Manager and the Distributor may, under the Plans, from time to time from their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) make payments to Recipients for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.

      Unless terminated as described below, each Class 2 Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Class 2 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Class 2 Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. All material amendments must be approved by the Board the Independent Trustees.

      While the plans are in effect, the Treasurer of the Trust must provide separate written reports to the Trust's Board of Trustees at least quarterly describing the amount of payments made pursuant to each Plan and the purposes for which the payments were made. The Class 2 reports also must include the identity of each Recipient that received any payment. These reports are subject to the review and approval of the Independent Trustees.

      Unreimbursed expenses incurred with respect to Class 2 shares for any fiscal quarter by the Distributor may not be recovered under the Class 2 Plan in subsequent fiscal quarters. Payments received by the Distributor under any Class 2 Plan will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


About Your Account

How To Buy Shares

Determination of Net Asset Value Per Share. The sale of shares of the Funds is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.

      The net asset value per share of each Fund is determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets by the number of shares that are outstanding. The NYSE normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers may conduct trading at times when the Exchange is closed (including weekends and holidays). Trading may occur in debt securities and in foreign securities at times when the NYSE is closed (including weekends and holidays or after 4:00 P.M., New York time, on a regular business day). Because the net asset value of the Funds will not be calculated on those days, the net asset values per share of the Funds may be significantly affected at times when shareholders may not purchase or redeem shares.

      The Trust's Board of Trustees has established procedures for the valuation of each Fund's (other than Money Fund's) securities, generally as follows: (I) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date; (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days , and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;
(iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less , shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi)(v) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no " asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the NYSE. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event would materially affect a Fund's net asset value, in which case an adjustment would be made, if necessary.


      In the case of U.S. Government securities, mortgage-backed securities, foreign fixed-income securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.


      Puts, calls and futures are valued at the last sale price on the principal exchanges on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

      When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. Credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Money Fund Net Asset Valuation. Money Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that it will do so. The Fund operates under SEC Rule 2a-7, under which the Fund may use the amortized cost method of valuing its shares. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of
fluctuating interest rates on the market value of the security. The method does not take into account unrealized capital gains or losses.

      The Trust's Board of Trustees has established procedures intended to stabilize Money Fund's net asset value at $1.00 per share. If the Fund's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of Fund shares without monetary consideration, or calculating net asset value per share by using available market quotations.

      As long as it uses Rule 2a-7, Money Fund must abide by certain conditions described above and in the prospectus. For purposes of the Rule, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

      While the amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on Money Fund shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices or estimates of market prices for its portfolio. Conversely, during periods of rising interest rates, the daily yield on Money Fund shares will tend to be higher than that of a portfolio priced at market value.

Dividends, Capital Gains and Taxes

Distributions and Taxes. The Trust intends for each Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to Federal income taxes on amounts paid by them as dividends and distributions, as described in the Prospectus. Each Fund is treated as a single entity for purposes of determining Federal tax treatment. The Trust will endeavor to ensure that each Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.
      The Internal Revenue Code requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though that Fund receives no interest payment in cash on the security during the year. As an investment company, each Fund must pay out substantially all of its net investment income each year. Accordingly, when a Fund holds zero coupon securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of that Fund or by liquidation of portfolio securities, if necessary. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have had in the absence of such transactions.

Additional Information About the Funds

The Custodian and the Transfer Agent. The Bank of New York is the custodian of the Trust's securities. The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities, collecting income on the portfolio securities, and handling the delivery of portfolio securities to and from the Trust. The Manager has represented to the Trust that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Trust and the Custodian. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

      OppenheimerFunds Services, a subsidiary of the Manager, is responsible as Transfer Agent for maintaining the Trust's shareholder registry and shareholder accounting records, and for administrative functions. It also acts as the shareholder servicing agent for the other Oppenheimer funds.

Independent Auditors. The independent auditors of the Trust examine its financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

                                  Appendix A
                      Corporate Industry Classifications


Aerospace/Defense

Air Transportation

Auto Parts Distribution


Automotive


Beverages

Broadcasting

Building Materials


Cable Television


Chemicals

Computer Hardware


Computer Software


Conglomerates

Containers


Convenience Stores

Department Stores

Diversified Financial

Diversified Media

Drug Stores

Drug Wholesalers

Durable Household Goods

Education

Electric Utilities

Electrical Equipment

Electronics

Energy Services & Producers

Entertainment/Film

Environmental


Finance, Insurance and Real Estate

   National Commercial Banks

   State Commercial Banks

   Commercial Banks, NEC

   Savings Institution, Federally Chartered

   Savings Institutions, Not Federally

      Chartered

   Functions Related to Depository

      Banking, NEC

   Federal & Federally-Sponsored

      Credit Agencies

   Personal Credit Institutions

   Short-Term Business Credit Institutions

   Miscellaneous Business Credit

      Institutions

   Mortgage Bankers & Correspondence

   Foreign National Banks

   Foreign Commercial Banks

   Foreign-Sponsored Credit Institutions


   Asset-Backed Securities

   Finance Services

   Security & Commodity Brokers, Dealers,

      Exchanges & Services

   Security Brokers, Dealers & Flotation Cos.

   Investment Advice

   Life Insurance

   Accident & Health Insurance

   Fire, Marine & Casualty Insurance

   Insurance Carriers, NEC

   Insurance Agents, Brokers & Services


Food


Gas Utilities


Health Care/Drugs

Health Care/Supplies & Services

Homebuilders/Real Estate

Hotel/Gaming

Industrial Services


 Information Technology


Leasing & Factoring

Leisure

Manufacturing


Mining

   Gold & Silver Ores

   Gold

   Silver Ores

   Miscellaneous Metal Ores

   Crude Petroleum Natural Gas

   Drilling Oil and Gas Wells

   Oil and Gas Field Exploration Services

Nondurable Household Goods

Paper


Publishing/Printing

Railroads


Restaurants

Shipping


Special Purpose Financial

Specialty Retailing

Steel

Supermarkets

Telecommunications - Technology

Telephone - Utility

Textile/Apparel

Tobacco

Toys

Trucking


Wireless Services

                        APPENDIX B - MAJOR SHAREHOLDERS

As of March 31, 1998, the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) that held 5% or more of the outstanding shares of one of the Funds were as follows:


                                            Life of
                  Monarch     ReliaStar     Virginia  Nationwide  Aetna


Money Fund




High Income Fund



 Bond Fund


Capital Appreciation
 Fund



 Growth Fund



Multiple Strategies

 Fund

Global Securities Fund

Strategic Bond Fund

Growth & Income Fund

---------------
*Less than 5% of the outstanding shares of that Fund.
                                            (continued)

                        MassMutual  Jefferson-PilotPFL    Chubb   Acacia
Money Fund




High Income Fund


Bond Fund


Capital Appreciation
Fund

Growth Fund


 Multiple Strategies




Fund

Global Securities
Fund


Strategic Bond Fund



Growth & Income
Fund

---------------
*Less than 5% of the outstanding shares of that Fund.

                  American
                  Express           Protective        CUNA        COVA
Money Fund


High Income Fund


Bond Fund


Capital Appreciation
Fund

Growth Fund


Multiple Strategies
Fund

Global Securities
Fund

Strategic Bond Fund

Growth & Income
Fund
---------------

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer,  Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

            ----------------------------------------------


(a)  Financial Statements


      1.    Financial Highlights (see Parts A and B)*

      2.    Independent Auditors' Report (see Part B)*

      3.    Statements of Investments (see Part B)*

      4.    Statements  of  Assets  and   Liabilities   (see  Part  B)
      herewith.*

      5.    Statements of Operations (see Part B)*

      6.  Statements of Changes in Net Assets*

      7.  Notes to Financial Statements (see Part B)*

      8.  Independent Auditors' Consent: *


      (b)   Exhibits
            --------


      1.     Seventh  Restated  Declaration  of Trust dated

       12/16/97: Filed herewith.


      2.    By-Laws,   amended   as  of   6/26/90:   Previously   filed   with
      Registrant's Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

      3.    Not Applicable.


      4.    (i)   Oppenheimer  Money Fund specimen  share  certificate:  Filed with Registrant's Post-
            Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

----------------
*To be filed by amendment.


            (ii) Oppenheimer Bond Fund specimen share certificate: Filed with Registrant's Post-
            Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (iii)Oppenheimer Growth Fund specimen share certificate: Filed with Registrant's Post-
            Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (iv)  Oppenheimer  High Income Fund  specimen  share  certificate:
            Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (v) Oppenheimer  Aggressive Growth Fund specimen share  certificate:
            Filed herewith.

            (vi)  Oppenheimer   Multiple   Strategies   Fund  specimen   share
            certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (vii) Oppenheimer    Global   Securities   Fund   specimen   share
            certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (viii)Oppenheimer  Strategic Bond Fund specimen share certificate:
            Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (ix)  Oppenheimer    Growth   &   Income   Fund   specimen   share
            certificate: Filed with Registrant's Post-Effective Amendment No. 30, 4/23/97, and incorporated herein by reference.

            (x)   Oppenheimer   Small   Cap   Growth   Fund   specimen   share
            certificate: Filed herewith.

            (xi)  Oppenheimer  Money Fund Class 2  specimen  share  certificate:
            Filed herewith.

            (xii)   Oppenheimer   Bond  Fund   Class  2   specimen   share
            certificate: Filed herewith.

            (xiii) Oppenheimer   Growth  Fund  Class  2  specimen   share
            certificate: Filed herewith.

            (xiv) Oppenheimer High Income Fund Class 2 specimen share certificate: Filed herewith.

            (xvOppenheimer    Aggressive  Growth  Fund
            Class 2 specimen share certificate: Filed herewith.

            (xvi) Oppenheimer Multiple Strategies Fund Class 2 specimen share certificate: Filed herewith.

            (xvii) Oppenheimer Global Securities Fund Class 2 specimen share certificate: Filed herewith.

            (viii)Oppenheimer Strategic Bond Fund Class 2 specimen share certificate: Filed herewith.

            (xix) Oppenheimer Growth & Income Fund Class 2 specimen share certificate: Filed herewith.

            (xx) Oppenheimer Small Cap Growth Fund Class 2 specimen share certificate: Filed herewith.


      5.    (i)   Investment  Advisory  Agreement for  Oppenheimer  Money Fund
            dated 9/1/94:   Filed  with   Post-Effective   Amendment  No.  26,
            2/13/95, and incorporated herein by
            reference.

            (ii) Investment Advisory Agreement for Oppenheimer High Income Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.


            (iii)  Investment  Advisory  Agreement for  Oppenheimer  Bond
            Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

            (iv)  Investment   Advisory  Agreement  for  Oppenheimer
              Aggressive  Growth  Fund    9/1/94:  Filed  with
            Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.


            (v)   Investment  Advisory  Agreement for Oppenheimer  Growth Fund
            dated 9/1/94:   Filed  with   Post-Effective   Amendment  No.  26,
            2/13/95, and incorporated herein by
            reference.

            (vi)  Investment  Advisory  Agreement  for  Oppenheimer   Multiple
            Strategies Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.


            (vii) Investment Advisory Agreement for Oppenheimer Global Securities Fund dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.


            (viii)Investment    Advisory   Agreement   for   Oppenheimer
            Strategic Bond  Fund  dated  9/1/94:   Filed  with  Post-Effective
            Amendment No. 26, 2/13/95, and incorporated herein

            by reference.

            (ix) Investment Advisory Agreement for Oppenheimer Growth & Income Fund dated 5/1/95: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.


            (x) Investment Advisory Agreement for Oppenheimer Small Cap Growth Fund dated 5/1/98 - Filed herewith.

      6.    General Distributor's  Agreement for Class 2 Shares dated 2/24/98:
Filed herewith.


      7.    Not Applicable.

      8. Custody Agreement between Oppenheimer Variable Account Funds and The Bank of New York, dated 11/12/92: Previously filed with Registrant's Post-Effective Amendment No. 21, 3/12/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      9.    Not Applicable.

      10. (i) Opinion and Consent of Counsel, 3/14/85: Previously filed with Registrant's Pre-
            Effective Amendment No. 1, 3/20/85, refiled with Registrant's Post-Effective Amendment
            No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


            (ii) Opinion and Consent of Counsel, 4/28/86: Previously filed with Registrant's Post- Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to
            Item 102 of Regulation S-T, and incorporated herein by reference.

(iii) Opinion and Consent of Counsel, 7/31/86: Previously filed with Registrant's Post- Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


            (iv) Opinion and Consent of Counsel, 1/21/87: Previously filed with Registrant's Post- Effective Amendment No. 7, 2/6/87, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95, pursuant to
            Item 102 of Regulation S-T, and incorporated herein by reference.

            (v) Opinion and Consent of Counsel, dated July 31, 1990: Previously filed with Registrant's Post-Effective Amendment No. 15, 9/19/90, refiled with Registrant's Post- Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (vi) Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's Post-Effective Amendment No. 22, 4/30/93, refiled with Registrant's Post- Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


            (vii)  Opinion and Consent of Counsel  dated April 18,  1995:
            Filed with Post-Effective   Amendment   No.   29,   4/22/96,   and

            incorporated herein by reference.


Opinion   and   Consent  of  Counsel
dated __________: To be filed by amendment.
      11. Independent Auditors' Consent - To be filed by amendment.

      12.   Not Applicable.

      13.   Not Applicable.

      14.   Not Applicable.

      15.   (i)   Service   Plan  and   Agreement   for   Class  2  shares  of
            Oppenheimer Money Fund:  Filed herewith.

            (ii) Service Plan and Agreement for Class 2 shares of Oppenheimer Bond Fund: Filed herewith.

            (iii) Service Plan and Agreement for Class 2 shares of Oppenheimer Growth Fund: Filed herewith.

            (iv) Service Plan and Agreement for Class 2 shares of Oppenheimer High Income Fund: Filed herewith.

            (v) Service Plan and Agreement for Class 2 shares of Oppenheimer Aggressive Growth Fund: Filed herewith.

            (vi) Service Plan and Agreement for Class 2 shares of Oppenheimer Multiple Strategies Fund: Filed herewith.

            (vii) Service Plan and Agreement for Class 2 shares of Oppenheimer Global Securities Fund: Filed herewith.

            (viii)Service   Plan  and   Agreement   for   Class  2  shares  of
            Oppenheimer Strategic Bond Fund:  Filed herewith.

            (ix) Service Plan and Agreement for Class 2 shares of Oppenheimer Growth & Income Fund: Filed herewith.

            (x) Service Plan and Agreement for Class 2 shares of Oppenheimer Small Cap Growth Fund: Filed herewith.

      16.   Performance Data Computation Schedules: To be filed by amendment.

      17.   Financial Data Schedules: To be filed by amendment.


      --    Powers of Attorney:  Filed with  Post-Effective  Amendment No. 29,

            4/22/96,   and with
            Registrant's   Post-Effective   Amendment  No.  24,  2/25/94,  and
            incorporated herein by

            reference.

      18.   Not applicable
Item 25.    Persons Controlled by or under Common Control with Registrant


-------------------------------------------------------------------------------


      Registrant does not control any other person. Except that all of Registrant's issued and outstanding shares are held by certain separate accounts, as described in Part B of this Registration Statement, Registrant is not under common control with any other person.

Item 26.  Number of Holders of Securities
                                          No. of Record
                                          Holders as of

          Title of Class (Series)          December 31, 1997
          -----------------------         ----------------------------
      Oppenheimer Money Fund                      5
      Oppenheimer High Income Fund                9
      Oppenheimer Bond Fund                       9
      Oppenheimer  Aggressive Growth Fun          8
      Oppenheimer Growth Fund                     11
      Oppenheimer Multiple Strategies Fund        6
      Oppenheimer Global Securities Fund          4
      Oppenheimer Strategic Bond Fund             6
      Oppenheimer Growth & Income Fund            6
      Oppenheimer Small Cap Growth Fund           0


Item 27.    Indemnification

            ---------------------

      Reference is made to paragraphs (c) through (g) of Section 12 of Article SEVENTH of Registrant's Fifth Restated Declaration of Trust previously filed as an exhibit to this
Registration Statement, incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------    ----------------------------------------------------

            (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name  and Current Position
with OppenheimerFunds, Inc.               Other   Business   and   Connections
During
("OFI")                                   the Past Two Years
---------------------------               ------------------------------------


Mark J.P. Anson,
Vice President                            Vice President of  Oppenheimer  Real
                                          Asset  Management,  Inc.  ("ORAMI");
                                          formerly Vice President of Equity
                                          Derivatives  at  Salomon   Brothers,
                                      Inc.

Peter M. Antos,

Senior Vice President                     An officer and/or portfolio  manager
                                          of  certain   Oppenheimer  funds;  a
                                          Chartered Financial Analyst;
                                          Senior     Vice     President     of
                                          HarbourView Asset
                                          Management               Corporation
                                          ("HarbourView"); prior to
                                          March,   1996  he  was  the   senior
                                          equity portfolio manager
                                          for the Panorama  Series Fund,  Inc.
                                          (the "Company") and
                                          other   mutual   funds  and  pension
                                          funds managed by G.R.
                                          Phelps & Co. Inc.  ("G.R.  Phelps"),
                                          the Company's former
                                          investment  adviser,   which  was  a
                                          subsidiary of
                                          Connecticut  Mutual  Life  Insurance
                                          Company; was also
                                          responsible  for managing the common
                                          stock department
                                          and  common  stock   investments  of
                                          Connecticut Mutual
                                          Life Insurance Co.


Lawrence Apolito,
Vice President                            None.

Victor Babin,
Senior Vice President                     None.

Bruce Bartlett,

Vice President                            An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds
                                                  .     Formerly     a    Vice
                                          President and
                                          Senior  Portfolio  Manager  at First
                                          of America Investment

                                      Corp.


 Beichert, Kathleen            None.

 Rajeev Bhaman,




 Vice President                  Formerly  Vice  President   (January
                                          1992  -  February,  1996)  of  Asian
                                          Equities   for   Barclays  de  Zoete

                                          Wedd, Inc.

Robert J. Bishop,

Vice President

                                                      Vice President of Mutual
                                          Fund  Accounting  (since  May 1996);
                                          an  officer  of  other   Oppenheimer
                                          funds; formerly
                                          an  Assistant   Vice   President  of
                                          OFI/Mutual Fund
                                          Accounting  (April  1994-May  1996),
                                          and   a    Fund    Controller    for

                                                      OFI.

George C. Bowen,
Senior Vice President & Treasurer



                                                  Vice  President  (since June
                                          1983)  and  Treasurer  (since  March
                                          1985)      of       OppenheimerFunds
                                          Distributor, Inc. (the
                                          "Distributor");    Vice    President
                                          (since October 1989) and
                                          Treasurer   (since  April  1986)  of
                                          HarbourView; Senior
                                          Vice   President   (since   February
                                          1992), Treasurer (since
                                          July  1991)and  a  director   (since
                                          December 1991) of
                                          Centennial;   President,   Treasurer
                                          and a director of
                                          Centennial    Capital    Corporation
                                          (since June 1989);  Vice
                                          President   and   Treasurer   (since
                                          August 1978) and
                                          Secretary   (since  April  1981)  of
                                          Shareholder Services,
                                          Inc.   ("SSI");    Vice   President,
                                          Treasurer and Secretary of
                                          Shareholder    Financial   Services,
                                          Inc. ("SFSI") (since
                                          November    1989);    Treasurer   of
                                          Oppenheimer Acquisition
                                          Corp.  ("OAC")  (since  June  1990);
                                          Treasurer of
                                          Oppenheimer   Partnership  Holdings,
                                          Inc. (since
                                          November  1989);  Vice President and
                                          Treasurer  of

















                                                             ORAMI (since July
                                          1996);  Chief Executive Officer,
                                          Treasurer    and   a   director   of
                                          MultiSource  Services,   Inc.





                                                                             ,
                                          a   broker-dealer   (since  December
                                          1995); an officer of
                                          other Oppenheimer funds.


Scott Brooks,
Vice President                            None.

Susan Burton,

Assistant Vice President                  None.


 Adele Campbell,
Assistant  Vice President
 & Assistant
 Treasurer: Rochester Division  Formerly  Assistant  Vice  President
                                          of Rochester Fund Services, Inc.

Michael Carbuto,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

Ruxandra Chivu,
Assistant Vice President                  None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                        None.


O. Leonard Darling,

Executive                                 Vice President  Trustee (1993 present)
                                          of Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President                     None.

Sheri Devereux,
Assistant Vice President                  None.


Robert Doll, Jr.,
Executive Vice President &

 Director                                 An officer and/or portfolio manager of
                                          certain Oppenheimer funds.
John Doney,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director




                                                              Executive   Vice
                                          President  (since  September  1993),
                                          and a director  (since January 1992)
                                          of the Distributor;
                                          Executive Vice  President,



                                                                       General
                                          Counsel and a director
                                          of   HarbourView,   SSI,   SFSI  and
                                          Oppenheimer
                                          Partnership  Holdings,   Inc.  since
                                          (September 1995)  and
                                           MultiSource    Services,    Inc.   (a
                                          broker-dealer)  (since December 1995);
                                          President and a director of Centennial
                                          (since September 1995);  President and
                                          a director of ORAMI (since July 1996);
                                          General  Counsel  (since May 1996) and
                                          Secretary  (since  April 1997) of OAC;
                                          Vice  President  of   OppenheimerFunds
                                          International,   Ltd.   ("OFIL")   and
                                          Oppenheimer   Millennium   Funds   plc
                                          (since  October  1997);  an officer of
                                          other Oppenheimer funds.


George Evans,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Edward Everett,
Assistant Vice President                  None.


Scott Farrar,

Vice President                            Assistant   Treasurer   of

                                                                   Oppenheimer
                                          Millennium  Funds plc (since October
                                          1997); an officer of other
                                          Oppenheimer   funds;   formerly   an
                                          Assistant Vice
                                          President   of    OFI/Mutual    Fund
                                          Accounting (April 1994-
                                          May  1996),  and a  Fund  Controller
                                          for OFI.


Leslie A. Falconio,
Assistant Vice President                  None.

Katherine P. Feld,

Vice President and Secretary              Vice   President  and  Secretary  of
                                                             the  Distributor
                                              ;   Secretary   of   HarbourView
                                                                             ,
                                          MultiSource                      and
                                          Centennial
                                                     ; Secretary,
                                          Vice   President   and  Director  of
                                          Centennial Capital
                                          Corporation;   Vice   President  and
                                          Secretary of ORAMI.


Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                        An    officer,    Director    and/or
                                          portfolio    manager    of   certain
                                          Oppenheimer   funds                ;
                                          Presently he holds the following
                                          other  positions:   Director  (since
                                          1995) of ICI Mutual
                                          Insurance  Company;  Governor (since
                                          1994) of St. John's
                                          College;   Director  (since  1994  -
                                          present) of International
                                          Museum  of   Photography  at  George
                                          Eastman House;
                                          Director   (since   1986)   of  GeVa
                                          Theatre. Formerly he held
                                          the following  positions:  formerly,
                                          Chairman of the Board
                                          and  Director  of   Rochester   Fund
                                          Distributors, Inc.
                                          ("RFD") ;  President and Director of
                                          Fielding Management
                                          Company,  Inc.  ("FMC") ;  President
                                          and Director of
                                          Rochester  Capital  Advisors,   Inc.
                                          ("RCAI") ; Managing
                                          Partner   of    Rochester    Capital
                                          Advisors, L.P., President
                                          and  Director  of   Rochester   Fund
                                          Services, Inc. ("RFS") ;
                                          President  and Director of Rochester
                                          Tax Managed Fund,
                                          Inc.;  Director  (1993  -  1997)  of
                                          VehiCare Corp.; Director
                                          (1993 - 1996) of VoiceMode.


John Fortuna,
Vice President                            None.

Patricia Foster,

Vice President                            Formerly  she  held  the   following
                                          positions:  An  officer  of  certain
                                          Oppenheimer   funds  (May,   1993  -
                                          January, 1996);
                                          Secretary                         of
                                          Rochester  Capital  Advisors,
                                                        Inc. and
                                          General   Counsel   (June,   1993  -
                                          January 1996) of
                                          Rochester
                                          Capital Advisors, L.P.


Jennifer Foxson,
Assistant Vice President                  None.

Paula C. Gabriele,

Executive Vice President                  Formerly,      Managing     Director
                                          (1990-1996) for Bankers Trust Co.


Robert G. Galli,

Vice Chairman                             Trustee   of  the   New   York-based
                                          Oppenheimer  Funds






                                          Funds..  Formerly Vice President and
                                          General Counsel of
                                          Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                            None.

Alan Gilston,
Vice President                            Formerly    Vice    President    for
                                          Schroder     Capital      Management
                                          International.

Jill Glazerman,

Assistant Vice President                  None.


 Jeremy Griffiths,






 Chief Currently  a Member and Fellow
                                                of the  Institute of Chartered
                                                Accountants;    formerly    an
                                                accountant for
                                                Arthur Young (London, U.K.).


Robert Grill,
Vice President                            Formerly  Marketing  Vice  President
                                          for    Bankers     Trust     Company
                                          (1993-1996);    Steering   Committee
                                     Member,
                                          Subcommittee  Chairman  for American
                                     Savings
                                          Education Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.


Elaine T. Hamann,
Vice President                            Formerly Vice President  (September,
                                          1989 -  January,  1997)  of  Bankers
                                          Trust Company.


Glenna Hale,

Director of Investor Marketing            Formerly,       Vice       President
                                          (1994-1997)   of  Retirement   Plans
                                          Services    for     OppenheimerFunds

                                          Services.


Thomas B. Hayes,

 Vice President                  None.


Barbara Hennigar,
Executive Vice President and
 Chief Executive
Officer of
OppenheimerFunds

Services,

a division of the Manager President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,                         None.
Assistant Vice President


Alan Hoden,
Vice President                            None.

Merryl Hoffman,
Vice President                            None.



Nicholas Horsley,
Vice President                            Formerly  a  Senior  Vice  President
                                          and  Portfolio  Manager for Warburg,
                                          Pincus       Counsellors,       Inc.
                                          (1993-1997), Co-
                                          manager of Warburg,  Pincus Emerging
                                          Markets Fund
                                          (12/94    -    10/97),    Co-manager
                                          Warburg, Pincus
                                          Institutional  Emerging Markets Fund
                                          - Emerging Markets
                                          Portfolio  (8/96 -  10/97),  Warburg
                                          Pincus Japan OTC
                                          Fund,  Associate  Portfolio  Manager
                                          of Warburg Pincus
                                          International  Equity Fund,  Warburg
                                          Pincus Institutional
                                          Fund    -    Intermediate     Equity
                                          Portfolio, and Warburg
                                          Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President                  None.

Richard Hymes,
Assistant Vice President                  None.


Jane Ingalls,

Vice President                            None.

Byron Ingram,
Assistant Vice President
 None.


Ronald Jamison,
Vice President                            Formerly    Vice    President    and
                                          Associate General Counsel at
Prudential Securities, Inc.

Frank Jennings,

Vice President                            An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds
                                                  ;   formerly,   a   Managing
                                          Director of
                                          Global  Equities  at Paine  Webber's
                                          Mitchell Hutchins

                                          division.


Thomas W. Keffer,

Senior Vice President                     Formerly  Senior  Managing  Director
                                          (1994 - 1996) of Van Eck Global.


Avram Kornberg,

Vice President
 None.


Joseph Krist,
Assistant Vice President                  None.

Paul LaRocco,

Vice President                            An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds
                                          ;   formerly,  a  Securities
                                          Analyst for
                                          Columbus Circle Investors.


Michael Levine,
Assistant Vice President                  None.
Shanquan Li,

          Vice President                  Director  of  Board  (since   2/96),
                                          Chinese Finance  Society;  formerly,
                                          Chairman   (11/94-2/96) ,    Chinese
                                          Finance
                                          Society;  and Director  (6/94-6/95),
                                          Greater China
                                          Business Networks.


Stephen F. Libera,

Vice President                            An officer and/or portfolio  manager
                                             for certain  Oppenheimer funds; a
                                          Chartered Financial Analyst; a
                                          Vice   President   of   HarbourView;
                                          prior to March  1996       , the
                                          senior  bond  portfolio  manager for
                                          Panorama Series Fund
                                          Inc.,   other   mutual   funds   and
                                          pension accounts managed
                                          by    G.R.    Phelps;           also
                                          responsible for managing the public
                                          fixed-income  securities  department
                                          at Connecticut
                                          Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                            None.

David Mabry,
Assistant Vice President                  None.


Steve Macchia,
 Assistant Vice President        None.


Bridget Macaskill,
President, Chief Executive Officer

and Director



                                                             Chief   Executive
                                          Officer  (since   September   1995);
                                          President  and director  (since June
                                          1991) of
                                          HarbourView;    Chairman    and    a
                                          director of SSI (since
                                          August  1994),  and SFSI  (September
                                          1995); President
                                          (since   September   1995)   and   a
                                          director  (since October
                                          1990)  of  OAC;   President   (since
                                          September 1995) and a
                                          director  (since  November  1989) of
                                          Oppenheimer
                                          Partnership     Holdings,      Inc.



                                              , a holding company subsidiary
                                          of OFI; a director  of ORAMI  (since
                                          July 1996) ;
                                          President  and  a  director   (since
                                          October 1997) of OFIL,
                                          an offshore fund manager  subsidiary
                                          of OFI and
                                          Oppenheimer   Millennium  Funds  plc
                                          (since October
                                          1997);  President  and a a  director
                                          of other Oppenheimer
                                          funds;  a  director  of  the  NASDAQ
                                          Stock Market, Inc. and
                                          of  Hillsdown  Holdings  plc (a U.K.
                                          food company);
                                          formerly    an    Executive     Vice
                                          President of OFI.


 Wesley Mayer,
Vice President                            Formerly  Vice  President




 (January, 1995 - June, 1996) of Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President                  None.

 Kevin McNeil,
                         Vice President   Treasurer    (September,    1994   -
                                          present) for the Martin  Luther King
                                          Multi-Purpose   Center   (non-profit
                                          community
                                          organization);     Formerly     Vice
                                          President

                                                        (January, 1995 -April,
                                          1996) for Lockheed Martin IMS.

Tanya Mrva,
Assistant Vice President                  None.


Lisa Migan,

Assistant Vice President                 None.


Robert J. Milnamow,

Vice President                            An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds
                                                  ;   formerly   a   Portfolio
                                          Manager
                                          (August,  1989 - August,  1995) with
                                          Phoenix Securities
                                          Group.


Denis R. Molleur,
Vice President                            None.

Linda Moore,

Vice President                            Formerly,  Marketing  Manager (July
                                          1995-November   1996)   for   Chase
                                          Investment Services Corp.

Tanya Mrva,
Assistant Vice President                  None.


Kenneth Nadler,
Vice President                            None.

David Negri,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                  None.

Robert A. Nowaczyk,
Vice President                            None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                        None.


Gina M. Palmieri,
Assistant Vice President                  None.

Robert E. Patterson,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.
John Pirie,

Assistant Vice President                  Formerly,   a  Vice  President  with
Cohane

                                          Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President

and Director                              Chairman   and   Director   of   the
                                          Distributor.


Jane Putnam,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.



Russell Read,



 Senior Vice PresFormerly    a     consultant     for
                                          Prudential  Insurance  on  behalf of
                                          the General Motors Pension Plan.


Thomas Reedy,

Vice President                            An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds
                                          ;   formerly,  a  Securities
                                          Analyst for the

                                          Manager.

David Robertson,
Vice President                            None.

Adam Rochlin,

Vice President

                                          Company. None.

Michael S. Rosen
Vice President; President,
Rochester Division                        An officer and/or portfolio  manager
                                          of   certain   Oppenheimer   funds ;
                                          Formerly, Vice President (June,
                                          1983  -   January,   1996)  of  RFS,
                                          President and Director of
                                          RFD ;  Vice  President  and Director
                                          of FMC ; Vice
                                          President  and  director  of  RCAI ;
                                          General Partner of RCA;
                                          Vice   President   and  Director  of
                                          Rochester Tax Managed
                                          Fund   Inc.





Richard H. Rubinstein,
Senior Vice President                     An officer and/or portfolio  manager
                                          of   certain    Oppenheimer   funds;
                                          formerly Vice President and
                                          Portfolio  Manager/Security  Analyst
                                          for Oppenheimer
                                          Capital    Corp.,    an   investment
                                          adviser.

Lawrence Rudnick,

Assistant Vice President
                                           None.


James Ruff,
Executive Vice President                  None.

Valerie Sanders,
Vice President                            None.

Ellen Schoenfeld,
Assistant Vice President                  None.

Stephanie Seminara,

Vice President                            Formerly,    Vice    President    of
Citicorp

                                          Investment Services


 Richard Soper,


 Vice President   None.


Nancy Sperte,
Executive Vice President                  None.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly Chairman of the Manager and the Distributor.


Richard A. Stein,
Vice President: Rochester Division        Assistant  Vice   President   (since
                                          1995)    of    Rochester     Capitol
                                          Advisors, L.P.


Arthur Steinmetz,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

Ralph Stellmacher,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

John Stoma,
Senior Vice President,
Director
Retirement Plans                          Formerly  Vice   President  of  U.S.
                                          Group    Pension     Strategy    and
                                          Marketing for Manulife Financial.

Michael C. Strathearn,

Vice President                            An officer and/or portfolio  manager
                                          of  certain   Oppenheimer  funds;  a
                                          Chartered Financial Analyst; a
                                          Vice   President   of   HarbourView;
                                          prior to March  1996       , an
                                          equity    portfolio    manager   for
                                          Panorama Series Fund, Inc.
                                          and other  mutual  funds and pension
                                          accounts managed by
                                          G.R. Phelps.


James C. Swain,
Vice Chairman of the Board                Chairman, CEO and Trustee,  Director
                                          or    Managing    Partner   of   the
                                          Denver-based Oppenheimer Funds;
                                          President and a Director
of Centennial; formerly
President and Director of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                            None.

Jay Tracey,

Vice President




                                                           An  officer  and/or
                                          portfolio    manager    of   certain
                                          Oppenheimer     funds;      formerly
                                          Managing Director of
                                          Buckingham Capital Management.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer         Assistant     Treasurer    of    the
                                          Distributor and SFSI.

Ashwin Vasan,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Jerry  Webman,
Senior Vice President                     Director    of    New     York-based
                                          tax-exempt fixed income  Oppenheimer
                                                  funds;  Formerly,   Managing
                                          Director and
                                          Chief  Fixed  Income  Strategist  at
                                          Prudential Mutual

                                     Funds.

Christine Wells,
Vice President                            None.

Joseph Welsh,
Assistant Vice President                  None.


Kenneth B. White,

Vice President                            An officer and/or portfolio  manager
                                          of  certain   Oppenheimer  funds;  a
                                          Chartered Financial Analyst; Vice
                                          President of  HarbourView;  prior to
                                          March  1996       , an
                                          equity    portfolio    manager   for
                                          Panorama Series Fund, Inc.
                                          and other  mutual  funds and pension
                                          funds managed by
                                          G.R. Phelps.


William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,

Vice President                            An officer and/or portfolio  manager
                                          of certain  Oppenheimer  funds; Vice
                                          President of Centennial; Vice
                                          President,  Finance  and  Accounting
                                          and member of the
                                          Board  of  Directors  of the  Junior
                                          League of Denver, Inc.;
                                          Point    of     Contact:     Finance
                                          Supporters of Children;
                                          Member  of  the  Oncology   Advisory
                                          Board of the
                                          Childrens  Hospital;  Member  of the
                                          Board of Directors of
                                          the Colorado  Museum of Contemporary
                                          Art.

Caleb Wong,
Assistant Vice President                  None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                            Assistant Secretary
                                          of                        SSI (since
                                          May   1985),    and   SFSI    (since
                                          November      1989);       Assistant
                                          Secretary of
                                                      Oppenheimer   Millennium
                                          Funds plc (since October
                                          1997);    an    officer   of   other
                                          Oppenheimer        funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                        None.


Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

            The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based
Oppenheimer Funds and the   Oppenheimer/Quest Rochester Funds,
as set forth below:


New York-based Oppenheimer Funds
--------------------------------

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S.Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds
---------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund For Growth
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals



Denver-based Oppenheimer Funds
------------------------------

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.




The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood,Colorado 80012.


The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.


The address of
 the  Rochester-based  funds is 350
Linden Oaks, Rochester, New York

14625-2807.


Item 29.    Principal Underwriter
--------    ---------------------
            Not applicable.



Item 30.    Location of Accounts and Records

            ------------------------------------------

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are in possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.  Management Services

          --------------------------

          Not Applicable.

Item 32.  Undertakings
          ------------

          (a)  Not Applicable.

          (b)  Not Applicable.

          (c)  Not Applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the

undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 29th day of January, 1998.


                               OPPENHEIMER VARIABLE ACCOUNT FUNDS



                            By: /s/ James C. Swain *

                                   --------------------
                                   James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures:                    Title                        Date
-----------                    -----------------            --------------


/s/ James C. Swain*            Chairman of the Board        January 29, 1998
---------------------          of Trustees and
James C. Swain                 Principal Executive

                               Officer


/s/ George Bowen*              Treasurer and                January 29, 1998
----------------------         Principal Financial
George Bowen                   and Accounting Officer


/s/ Robert G. Avis*                 Trustee                January 29, 1998

----------------------
Robert G. Avis


/s/ William A. Baker*               Trustee                January 29, 1998

----------------------
William A. Baker


/s/ Charles Conrad, Jr.*            Trustee                January 29, 1998

----------------------
Charles Conrad, Jr.



/s/ Sam Freedman*                   Trustee                January 29, 1998

----------------------
Sam Freedman


/s/ Raymond J. Kalinowski*          Trustee                January 29, 1998

----------------------
Raymond J. Kalinowski



/s/ C. Howard Kast*                 Trustee                January 29, 1998

----------------------
C. Howard Kast



/s/ Robert M. Kirchner*             Trustee                January 29, 1998

----------------------
Robert M. Kirchner



/s/ Ned M. Steel*                   Trustee                January 29, 1998

-----------------------
Ned M. Steel





*By:   /s/ Robert G. Zack
      -------------------------------------
      Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                 EXHIBIT INDEX

Exhibit No.       Description

-----------       -----------------

24(b)(i)         (Seventh Restated Declaration of Trust dated 12/16/97

 24(b)(4)(v)    Oppenheimer  Aggressive  Growth Fund Specimen  Share Certificate

24(b)(4)(x)      Oppenheimer  Small  Cap  Growth  Fund  Specimen
                 Share Certificate

24(b)(4)(xi)      Oppenheimer Money Fund Class 2 specimen share certificate

24(b)(4)(xii)     Oppenheimer Bond Fund Class 2 specimen share certificate

24(b)(4)(xiii)    Oppenheimer Growth Fund Class 2 specimen share certificate

24(b)(4)(xiv)     Oppenheimer  High  Income  Fund    Class 2  specimen
                  share certificate

24(b)(4)(xv)     Oppenheimer Aggressive Growth Fund Class 2 specimen
                 share certificate

24(b)(4)(xvi)    Oppenheimer  Multiple  Strategies Fund Class 2 specimen
                 share certificate

24(b)(4)(xvii)      Oppenheimer  Global  Securities  Fund
                    Class 2 specimen share certificate

24(b)(4)(viii)          Oppenheimer  Strategic  Bond Fund Class 2 specimen share
                        certificate

24(b)(4)(xix)           Oppenheimer  Growth & Income Fund Class 2 specimen share
                        certificate

 24(b)(4)(xx)          Oppenheimer   Small  Cap Growth Fund  Class 2  specimen
                       share certificate

 24(b)(5)(x)           Investment Advisory Agreement for Oppenheimer  Small
                       Cap  Growth   Fund dated 5/1/98

24(b)(6) General Distributor's Agreement for Class 2 shares dated 2/24/98

24(b)(15)(i)      Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Money Fund  dated 2/24/98

24(b)(15)(ii)     Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Bond Fund  dated 2/24/98

24(b)(15)(iii)    Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Growth Fund dated 2/24/98

24(b)(15)(iv)     Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer High Income Fund dated 2/24/98

24(b)(15)(v)      Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Aggressive Growth Fund dated 2/24/98

24(b)(15)(vi)     Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Multiple Strategies Fund dated 2/24/98

24(b)(15)(vii)    Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Global Securities Fund dated 2/24/98

24(b)(15)(viii)   Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Strategic Bond Fund dated 2/24/98

24(b)(15)(ix)     Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Growth & Income Fund dated 2/24/98

24(b)(15)(x)      Service   Plan  and   Agreement   for   Class  2  shares  of
                  Oppenheimer Small Cap Growth Fund dated 2/24/98